ASSET ALLOCATION PORTFOLIO 200
----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996

ISSUER                                               SHARES          VALUE
----------------------------------------------------------------------------

LARGE CAP GROWTH--6.4%
----------------------------------------------------------------------------
 COMMON STOCKS--6.2%
----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.4%
Kimberly Clark Corp...................................1,550     $    147,637
Praxair...............................................3,300          152,213
Sigma Aldrich.........................................2,650          165,459
                                                                ------------
                                                                     465,309
                                                                ------------
CAPITAL GOODS - 0.4%
Crane Co..............................................3,300           95,700
Deere & Co. (++)......................................1,700           69,062
Emerson Electric Co...................................1,300          125,775
General Electric Co...................................1,850          182,919
                                                                ------------
                                                                     473,456
                                                                ------------
CONSUMER BASICS - 1.6%
Cardinal Health Inc...................................2,200          128,150
Clorox Co.............................................1,550          155,581
Coca Cola Co..........................................1,500           78,938
Colgate Palmolive Co..................................1,800          166,050
Gillette Co...........................................2,200          171,050
Health Management Association*........................5,900          132,750
Johnson & Johnson.....................................1,700           84,575
Lilly Eli & Co........................................1,250           91,250
Medtronic Inc.........................................2,500          170,000
Pfizer Inc..............................................950           78,731
Procter & Gamble Co...................................1,350          145,125
Schering Plough Corp..................................1,100           71,225
Warner Lambert Co.....................................2,200          165,000
                                                                ------------
                                                                   1,638,425
                                                                ------------
CONSUMER DURABLE GOODS - 0.1%
Danaher Corp..........................................1,400           65,275
Federal Signal Corp...................................3,100           80,213
                                                                ------------
                                                                     145,488
                                                                ------------
CONSUMER NON-DURABLES - 0.5%
Henry Schein, Inc.*...................................3,600          123,750
Kohls Corp.*..........................................2,400           94,200
Nine West Group Inc.*.................................2,900          134,487
Walgreen Co...........................................3,200          128,000
                                                                ------------
                                                                     480,437
                                                                ------------
CONSUMER SERVICES - 0.3%
Carnival Corp.........................................4,000          132,000
Regal Cinemas Inc.*...................................4,300          132,225
                                                                ------------
                                                                     264,225
                                                                ------------
FINANCE - 1.0%
American International Group Inc......................1,300          140,725
Federal National Mtg. Association (++)................4,200          156,450
Franklin Resources Inc................................2,200          150,425
MBIA Inc................................................850           86,062
Norwest Corp..........................................2,900          126,150
State Street Boston Corp..............................2,100          135,450
Travelers Group Inc...................................2,799          127,005
Zions Bancorp...........................................650           67,600
                                                                ------------
                                                                     989,867
                                                                ------------
GENERAL BUSINESS - 0.5%
CUC Intl Inc.*........................................5,800          137,750
Gannett Inc.............................................850           63,644
Interpublic Group Cos Inc.............................1,900           90,250
Sun Guard Data Systems*...............................2,500           98,750
Washington Post Co......................................200           67,025
                                                                ------------
                                                                     457,419
                                                                ------------
TECHNOLOGY - 1.2%
3Com Corp.*...........................................1,100           80,712
Affiliated Computer Services Inc.*....................4,000          119,000
Andrew Corp.*.........................................2,550          135,309
Cisco Systems Inc.*...................................2,100          133,613
Computer Assoc Intl Inc...............................2,300          114,425
Intel Corp............................................1,175          153,852
Network General Corp.*................................2,300           69,575
Oracle Systems Corp.*.................................3,350          139,863
Parametric Technology Corp.*..........................2,850          146,419
Perkin Elmer Corp.....................................1,900          111,862
                                                                ------------
                                                                   1,204,630
                                                                ------------
TRANSPORTATION - 0.2%
Wisconsin Central Transportation Corp.................4,000          158,500
                                                                ------------
TOTAL COMMON STOCKS                                                6,277,756
                                                                ------------

----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.2%
----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................           48,612
United States Treasury Bills
  4.00% due 1/2/97(##).....................................          140,725
                                                                  ----------
TOTAL SHORT-TERM OBLIGATIONS...............................          189,337
                                                                  ----------
TOTAL LARGE CAP GROWTH.....................................        6,467,093
                                                                  ----------

LARGE CAP VALUE--6.5%
----------------------------------------------------------------------------
 COMMON STOCKS--6.3%
----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.7%
Bowater Inc...........................................1,000           37,625
Cabot Corp..............................................900           22,612
Cyprus Amax Minerals Co...............................1,400           32,725
Dow Chemical Co.........................................600           48,186
E I du Pont de Nemours & Co...........................1,000           94,375
FMC Corp.*............................................1,100           77,138
Great Lakes Chemical Corp.............................2,300          107,525
Potash Corp. Sask Inc...................................700           59,500
Premark International Inc.............................1,300           28,925
Rhone Poulnec S A.....................................1,600           54,200
Rohm & Haas Co........................................1,100           89,787
Westvaco Corp.........................................1,200           34,722
                                                                ------------
                                                                     687,320
                                                                ------------
CAPITAL GOODS - 0.7%
Caterpillar Inc.........................................500           37,625
Cummins Engine Inc....................................2,200          101,200
Deere & Co. (++)......................................1,500           60,938
Harnischfeger Industries Inc..........................2,600          125,125
Kennametal Inc........................................1,900           73,862
Parker Hannifin Corp..................................1,500           58,125
Tecumseh Products Co..................................1,700           97,538
Trinova Corp..........................................3,800          138,225
                                                                ------------
                                                                     692,638
                                                                ------------
CONSUMER BASICS - 0.7%
Archer Daniels Midland Co.............................2,570           56,540
Bergen Brunswig Corp..................................2,000           57,000
Foundation Health Corp.*..............................2,000           63,500
IBP Inc...............................................2,100           50,925
Mallinckrodt Inc......................................1,600           70,600
Maxicare Health Plans Inc.*...........................1,300           28,925
Philip Morris Cos. Inc................................1,200          135,150
RJR Nabisco Holdings Corp.............................1,400           47,600
Tenet Healthcare Corp.*...............................1,700           37,188
Tupperware Corp.......................................1,300           69,712
Universal Foods Corp..................................1,500           52,875
                                                                ------------
                                                                     670,015
                                                                ------------
CONSUMER DURABLE GOODS - 0.4%
Eaton Corp............................................1,100           76,725
Ford Motor Co. Del....................................3,100           98,813
General Motors Corp...................................2,000          111,500
Goodyear Tire and Rubber..............................2,600          133,575
                                                                ------------
                                                                     420,613
                                                                ------------
CONSUMER NON-DURABLES - 0.1%
Dillard Dept. Stores Inc..............................1,700           52,487
Springs Industries Inc..................................700           30,100
V F Corp................................................900           60,750
                                                                ------------
                                                                     143,337
                                                                ------------
CONSUMER SERVICES - 0.1%
AMR Corp. Del*..........................................900           79,312
UAL Corp.*............................................1,000           62,500
                                                                ------------
                                                                     141,812
                                                                ------------
ENERGY - 0.4%
Amoco Corp..............................................900           72,450
Atlantic Richfield Co...................................500           66,250
British Petroleum PLC...................................600           84,825
Mapco Inc.............................................1,800           61,200
Panenergy Corp........................................1,000           45,000
Repsol................................................1,200           45,750
YPF Sociedad Anonima..................................1,800           45,450
                                                                ------------
                                                                     420,925
                                                                ------------
FINANCE - 1.4%
Ace Ltd...............................................1,100           66,137
Allstate Corp.........................................1,200           69,450
American General Corp.................................1,300           53,138
Bank of New York Inc..................................1,600           54,000
Capital One Financial Corp............................1,300           46,800
Case Corp.............................................1,500           81,750
Chase Manhattan Corp....................................800           71,400
Chubb Corp..............................................800           43,000
Crestar Financial Corp..................................400           29,750
Dean Witter Discover & Co.............................1,000           66,250
Federal Home Loan Mortgage Corp.........................400           44,050
Federal National Mortgage Association(++).............1,500           55,875
First Chicago NBD Corp..................................900           48,375
First Union Corp........................................700           51,800
Great Western Financial Corp..........................2,400           69,600
ITT Hartford Group Inc..................................800           54,000
Mellon Bank Corp........................................700           49,700
Old Republic Intl Corp................................1,900           50,825
Providian Corp........................................1,800           92,475
Reliastar Financial Corp..............................1,000           57,750
Republic NY Corp........................................600           48,975
Salomon Inc.............................................800           37,700
Signet Banking Corp...................................1,500           46,125
Standard Federal Bancorporation.........................900           51,188
St. Paul Cos Inc........................................600           35,175
Transatlantic Holdings Inc..............................600           48,300
                                                                ------------
                                                                   1,423,588
                                                                ------------
GENERAL BUSINESS - 0.1%
PHH Corp..............................................2,400          103,200
Standard Register.......................................900           29,250
                                                                ------------
                                                                     132,450
                                                                ------------
MISCELLANEOUS - 0.2%
Everest Reinsurance Holdings..........................1,400           40,250
Textron Inc.............................................900           84,825
Ultramar Diamond Shamrock.............................1,400           44,275
                                                                ------------
                                                                     169,350
                                                                ------------
TECHNOLOGY - 0.9%
Beckman Industries Inc................................1,900           72,912
Compaq Computer Corp.*................................1,400          103,950
International Business Machines.......................1,100          166,100
LAM Research Corp.*...................................2,000           56,250
Raytheon Co...........................................1,000           48,125
Seagate Technology*...................................5,000          197,500
Stratus Computer Inc.*................................2,800           76,300
Tandy Corp..............................................700           30,800
Tektronix Inc.........................................1,500           76,875
TRW Inc...............................................1,400           69,300
                                                                ------------
                                                                     898,112
                                                                ------------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe............................700           60,463
CSX Corp................................................900           38,025
                                                                ------------
                                                                      98,488
                                                                ------------
UTILITIES - 0.5%
Central ME Power Co...................................1,900           22,088
Cinergy Corp............................................900           30,037
DTE Energy Co.........................................1,500           48,563
El Paso Natural Gas Co................................1,000           50,500
Entergy Corp..........................................1,500           41,625
GPU Inc...............................................1,300           43,713
MCI Communication Corp................................2,200           71,912
Peco Energy Co........................................1,800           45,450
Sprint Corp...........................................1,500           59,812
Unicom Corp...........................................1,600           43,400
                                                                ------------
                                                                     457,100
                                                                ------------
TOTAL COMMON STOCKS........................................        6,355,748
                                                                ------------

----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.2%
----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................           64,766
United States Treasury Bills
  4.00% due 1/2/97(##)......................................         187,489
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS...............................          252,255
                                                                ------------
TOTAL LARGE CAP VALUE......................................        6,608,003
                                                                ------------

SMALL CAP GROWTH--7.7%
----------------------------------------------------------------------------
 COMMON STOCKS--7.3%
----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.3%
Carbide/Graphite Group Inc.*..........................8,100          158,962
Intertape Polymer Group Inc...........................6,550          150,650
                                                                ------------
                                                                     309,612
                                                                ------------
CAPITAL GOODS - 0.4%
Blount International Inc..............................3,900          149,662
Epic Design Technology Inc.*..........................6,100          152,500
Hardinge Bros. Inc....................................5,750          153,094
                                                                ------------
                                                                     455,256
                                                                ------------
CONSUMER BASICS - 1.4%
American Homepatient Inc.*............................6,200          168,950
Consolidated Cigar Holdings Inc.*.....................5,950          147,263
Cytyc Corp.*..........................................6,700          180,900
ESC Medical Systems Ltd.*.............................5,550          141,525
NCS Healthcare Inc.*..................................5,800          168,925
Performance Food Group Co.*..........................10,300          159,650
Physician Sales & Services Inc.*.....................10,350          148,781
Vivus*................................................4,200          152,250
Worthington Foods Inc.................................7,533          143,127
                                                                ------------
                                                                   1,411,371
                                                                ------------
CONSUMER NON-DURABLES - 0.1%
Micro Warehouse Inc.*.................................5,750           67,563
                                                                ------------
CONSUMER SERVICES - 0.5%
Anchor Gaming*........................................4,000          161,000
Ballys Grand Inc.*....................................1,800           64,800
Regal Cinemas Inc.*...................................5,050          155,287
Toy Biz Inc.*.........................................8,350          162,825
                                                                ------------
                                                                     543,912
                                                                ------------
ENERGY - 0.3%
Giant Industries......................................9,850          137,900
Lomak Pete Inc........................................9,050          154,981
                                                                ------------
                                                                     292,881
                                                                ------------
FINANCE - 0.1%
Interwest Bancorp Inc.*...............................4,650          149,962
                                                                ------------
GENERAL BUSINESS - 0.8%
Atlantic Tele Network Inc.............................9,350          142,588
Heftel Broadcasting Corp.*............................4,850          152,775
Lamar Advertising Co.*................................6,350          153,987
Macromedia Inc.*......................................8,100          145,800
Remedytemp*...........................................9,350          161,287
                                                                ------------
                                                                     756,437
                                                                ------------
MISCELLANEOUS - 2.0%
Carson Inc.*.........................................10,950          151,931
Film Roman Inc.*.....................................19,800          150,975
Forensic Technologies Intl. Corp.*....................8,450           82,388
Forrester Resh Inc.*....................................750           19,313
Gadzooks Inc.*........................................7,850          143,263
Integrated Living Communities Inc.*..................19,800          113,850
Mastech Corp.*........................................8,800          167,200
Midway Games Inc.*....................................7,950          160,988
Metro Networks Inc.*..................................6,900          174,225
Panavision Inc.*......................................7,000          145,250
PLD Telekom Inc.*....................................23,800          145,775
Polycom Inc.*........................................12,100           58,988
Sirrom Cap Corp.......................................4,100          150,675
Snyder Communications Inc.*...........................6,650          179,550
Suburban Lodges of America Inc.*......................9,900          158,400
                                                                ------------
                                                                   2,002,771
                                                                ------------
SHELTER - 0.2%
Champion Enterprises Inc.*............................7,850          153,075
                                                                ------------

TECHNOLOGY - 1.2%
Activision Inc.*.....................................12,200          157,075
Dupont Photomasks Inc.*...............................3,400          154,275
Inso Corp.*...........................................3,850          153,037
Network General Corp.*................................5,800          175,450
Phoenix Technology Ltd.*..............................9,450          152,381
S3 Inc.*..............................................9,000          146,250
Silicon Valley Research Inc.*........................18,800           37,600
Triquint Semiconductor Inc.*..........................3,885          102,467
Uniphase Corp.*.......................................3,050          160,125
                                                                ------------
                                                                   1,238,660
                                                                ------------
TOTAL COMMON STOCKS........................................        7,381,500
                                                                ------------

----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.4%
----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................          114,973
United States Treasury Bills
  4.00% due 1/2/97(##)......................................         332,832
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS...............................          447,805
                                                                ------------
TOTAL SMALL CAP GROWTH.....................................        7,829,305
                                                                ------------

SMALL CAP VALUE--7.6%
----------------------------------------------------------------------------
 COMMON STOCKS--7.4%
----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.2%
Keystone Cons Inds Inc.*..............................3,100           25,575
Oil Dri Corp. of America.............................14,000          210,000
                                                                ------------
                                                                     235,575
                                                                ------------
CAPITAL GOODS - 1.0%
Astec Industries Inc.*................................1,000            9,500
Cognex Corp.*........................................10,000          185,000
Commercial Intertech Corp............................14,600          198,925
D.R. Horton Inc.*....................................10,600          115,275
Esco Elects Corp.*...................................26,000          260,000
United Industrial Corp...............................44,300          260,263
                                                                ------------
                                                                   1,028,963
                                                                ------------
CONSUMER BASICS - 1.1%
Ekco Group Inc.*.....................................56,700          248,063
Health Images Inc.....................................5,600           93,100
Matrix Pharmaceuticals*..............................20,000          122,500
Nash Finch Co.........................................4,400           93,500
RLI Corp..............................................4,400          146,850
Schultz Sav O Stores Inc..............................5,200           72,800
Schweitzer Mauduit Intl. Inc..........................6,000          189,750
Stanhome Inc..........................................5,500          145,750
                                                                ------------
                                                                   1,112,313
                                                                ------------
CONSUMER DURABLE GOODS - 0.4%
Flexsteel Industries Inc..............................4,500           58,500
Oshkosh Truck Corp...................................12,000          127,500
West Inc..............................................5,700          161,025
                                                                ------------
                                                                     347,025
                                                                ------------
CONSUMER NON-DURABLES - 0.2%
Little Switzerland Inc.*.............................26,000          118,625
Syms Corp.*...........................................8,200           69,700
                                                                ------------
                                                                     188,325
                                                                ------------
CONSUMER SERVICES - 0.2%
Aztar Corp.*.........................................34,500          241,500
                                                                ------------
ENERGY - 0.4%
Total Pete North America Ltd.........................24,000          249,000
Wiser Oil Co. Del....................................10,000          197,500
                                                                ------------
                                                                     446,500
                                                                ------------
FINANCE - 0.8%
Allied Life Finl Corp.................................1,300           22,750
Argonaut Group Inc....................................1,100           33,825
BankAtlantic Bancorp Inc..............................4,500           60,188
BankAtlantic Bancorp Inc. Class "A"...................1,050           13,650
Chartwell Re. Corp....................................1,200           32,100
Downey Financial Corp.................................8,250          161,906
Financial Securities Assurance Hlds. Ltd..............6,000          197,250
GA Financial Inc......................................6,700          101,337
Guaranty National Corp................................2,500           41,875
Harleysville Group Inc..................................700           21,350
Presidential Life Corp................................2,500           30,156
Redfed Bancorp Inc.*..................................4,600           62,100
                                                                ------------
                                                                     778,487
                                                                ------------
GENERAL BUSINESS - 0.2%
Ennis Business Forms Inc.............................22,000          247,500
                                                                ------------
MISCELLANEOUS - 0.8%
American Bldgs Co.*...................................8,000          191,000
Bank Plus Corp.*......................................8,000           92,000
Everen Capital Corp.....................................500           11,188
Farm Family Holdings Inc.*............................6,700          130,650
FBL Financial Group Inc...............................4,000           99,500
First Enterprise Financial Group*.....................7,500           70,312
GCR Holdings Ltd......................................6,000          133,500
Haskel International Inc..............................5,000           38,125
Symons International Group Inc.*........................900           15,075
Wilshire Finl Svcs Group Inc.*........................2,000           32,500
                                                                ------------
                                                                     813,850
                                                                ------------
SHELTER - 1.2%
Ameron International Corp.............................2,600          134,225
Beazer Homes USA Inc.*...............................11,000          203,500
Butler Mfg. Co. Del...................................4,200          170,100
Morgan Products Ltd.*................................37,000          272,875
Patrick Industries Inc................................1,900           28,737
Ryland Group Inc.....................................16,300          224,125
US Homes Corp.*.......................................7,500          195,000
                                                                ------------
                                                                   1,228,562
                                                                ------------
TECHNOLOGY - 0.6%
Advanced Logic Research Inc.*.........................7,000           86,625
Analysis & Technology Inc.............................1,700           24,650
Mapinfo Corp.*........................................3,100           34,487
Symantec Corp.*.......................................9,300          134,850
Tekelec Inc.*.........................................7,700          121,275
Watkins Johnson Co....................................8,100          198,450
                                                                ------------
                                                                     600,337
                                                                ------------
TRANSPORTATION - 0.3%
Fritz Comp. Inc......................................17,000          216,750
Kenan Transportation Co...............................1,700           32,300
                                                                ------------
                                                                     249,050
                                                                ------------
TOTAL COMMON STOCKS........................................        7,517,987
                                                                ------------

                                                  PRINCIPAL
ISSUER                                               AMOUNT          VALUE
----------------------------------------------------------------------------

----------------------------------------------------------------------------
 FIXED INCOME - 0.0%
----------------------------------------------------------------------------
BankAtlantic Bancorp Inc.
  6.75% due 7/01/06..................................10,000           11,050
                                                                ------------

----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.2%
----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................           49,764
United States Treasury Bills
  4.00% due 1/2/97(##)......................................         144,062
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS...............................          193,826
                                                                ------------
TOTAL SMALL CAP VALUE......................................        7,722,863
                                                                ------------

ISSUER                                               SHARES          VALUE
----------------------------------------------------------------------------
INTERNATIONAL EQUITY--7.8%
----------------------------------------------------------------------------
 COMMON STOCKS--7.4%
----------------------------------------------------------------------------
AUSTRIA - 0.1%
Bohler Uddeholm.......................................1,105           79,085
                                                                ------------
AUSTRALIA - 0.3%
Australia & New Zealand Bank Group...................16,300          102,742
Gio Australia Holdings...................................18               46
Pioneer International  Ltd...........................43,900          130,852
Quantas Airways......................................37,740           62,995
                                                                ------------
                                                                     296,635
                                                                ------------
CANADA - 0.3%
Bank N S Halifax......................................2,260           75,674
Canadian Imperial Bank Toronto........................1,795           79,243
Imasco Ltd............................................2,075           50,917
Noranda Inc...........................................3,400           75,856
                                                                ------------
                                                                     281,690
                                                                ------------
FINLAND - 0.1%
UPM Kymmene Oy........................................5,360          112,444
                                                                ------------
FRANCE - 0.4%
Elf Aquitaine...........................................640           58,258
Lafarge...............................................1,925          115,496
Pernod Ricard.........................................2,850          157,647
Usinor Sacilor........................................6,100           88,764
                                                                ------------
                                                                     420,165
                                                                ------------
GERMANY - 0.2%
Buderus AG...............................................90           44,450
Commerzbank AG........................................5,450          138,481
                                                                ------------
                                                                     182,931
                                                                ------------
GREAT BRITAIN - 1.7%
Abbey National.......................................11,200          146,596
Bat Industries.......................................17,500          145,109
British Gas...........................................8,000           30,701
BTR..................................................35,000          170,893
Coats Viyella........................................71,000          162,995
Commercial Union.....................................11,375          133,491
Hanson...............................................75,000          105,362
Hillsdown Holdings...................................49,100          168,237
Hyder................................................11,970          152,983
Imperial Tobacco......................................1,575           10,199
Lex Service..........................................20,900          113,505
Powergen.............................................14,125          138,419
Redland..............................................17,800          112,527
Safeway...............................................9,500           65,590
                                                                ------------
                                                                   1,656,607
                                                                ------------
HONG KONG - 0.7%
Dickson Concept......................................22,000           82,487
Hang Lung Development Co.............................43,000           94,512
Hong Kong Telecomm...................................87,600          141,007
HSBC Holdings.........................................2,800           59,913
Manhattan Card Co...................................225,000          114,180
New World Development Co.............................17,000          114,843
Sth China Morn Post..................................95,000           78,609
                                                                ------------
                                                                     685,551
                                                                ------------
IRELAND - 0.2%
Smurfit..............................................53,000          161,219
                                                                ------------
ITALY - 0.0%
Danieli & C...........................................7,205           30,159
                                                                ------------
JAPAN - 1.0%
Daiwa House Inds......................................8,000          102,927
Koito Mfg. Co.........................................8,000           53,536
MOS Food Services.....................................5,000           99,301
Nichicon Corp.........................................7,000           80,995
Nintendo Co...........................................1,100           78,741
Nippon Fire & Marine.................................22,000           99,732
Promise Co............................................2,200          108,281
Sekisui Chemical......................................8,000           80,822
Sony Corp.............................................1,400           91,754
Suzuki Motor Corp....................................13,000          118,988
Yodogawa Steelworks..................................17,000          103,488
                                                                ------------
                                                                   1,018,565
                                                                ------------
MALAYSIA - 0.3%
Arab Malaysian Finance...............................21,000          117,244
Bolton Properties.....................................7,500           10,691
Kedah Cement Holdings................................15,000           29,697
Malaysian International Shipping.....................33,000           98,000
                                                                ------------
                                                                     255,632
                                                                ------------
NETHERLANDS - 0.6%
Akzo Nobel NV...........................................950          129,858
ABN Amro Holdings  NV.................................2,390          155,596
Hollandsche Beton.......................................615          127,488
Ing Groep NV..........................................3,425          123,391
Kon PTT Nederland.....................................2,810          107,257
                                                                ------------
                                                                     643,590
                                                                ------------
NEW ZEALAND - 0.2%
Fletcher Challenge(Building).........................22,375           68,810
Fletcher Challenge(Paper)............................58,000          119,321
                                                                ------------
                                                                     188,131
                                                                ------------
NORWAY - 0.2%
Kvaerner ASA..........................................2,550          122,887
Nycomed...............................................7,255          110,349
                                                                ------------
                                                                     233,236
                                                                ------------
SPAIN - 0.3%
Banco Santander SA....................................2,475          158,423
Repsol SA.............................................4,605          176,645
                                                                ------------
                                                                     335,068
                                                                ------------
SWEDEN - 0.1%
Marieberg Tidnings....................................4,050           99,173
                                                                ------------
SWITZERLAND - 0.6%
Forbo Hldg..............................................300          121,031
Nestle SA...............................................120          128,831
Schw Ruckversicher......................................138          147,330
Sig Schw Ind HG AG.......................................49          124,102
Sulzer AG...............................................190          101,636
                                                                ------------
                                                                     622,930
                                                                ------------
UNITED STATES - 0.1%
Jardine Matheson.....................................19,900          131,340
                                                                ------------
TOTAL COMMON STOCKS........................................        7,434,151
                                                                ------------

                                                  PRINCIPAL
ISSUER                                               AMOUNT          VALUE
----------------------------------------------------------------------------

----------------------------------------------------------------------------
 FIXED INCOME - 0.0%
----------------------------------------------------------------------------
New World China Fin Ltd.
  4.00% due 12/31/99.................................27,000           26,968
                                                                ------------

----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.4%
----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................           94,978
United States Treasury Bills
  4.00% due 1/2/97(##)......................................         274,951
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS...............................          369,929
                                                                ------------
TOTAL INTERNATIONAL EQUITY.................................        7,831,048
                                                                ------------
DOMESTIC FIXED INCOME--25.2%
----------------------------------------------------------------------------
 FIXED INCOME--24.5%
----------------------------------------------------------------------------
CORPORATE BONDS - 0.2%
Aetna Services Inc.
  6.970% due 8/15/36................................180,000          183,296
                                                                ------------
FOREIGN BONDS - 0.3%
Enersis SA 6.900% due 12/1/06.......................300,000          292,797
                                                                ------------
ASSET BACKED - 0.7%
General Motors Acceptance Corp.
  7.22% due 2/15/06.................................100,000          101,156
Federal Home Loan Mortgage Corp.
  7.50% due 1/15/20.................................298,201          300,018
Federal Home Loan Mortgage Corp.
  7.50% due 8/15/21.................................295,087          296,885
                                                                ------------
                                                                     698,059
                                                                ------------
MORTGAGE BACKED - 2.2%
Federal Home Loan Mortgage Corp.
  6.50% due 7/01/11.................................117,355          115,227
  6.50% due 8/01/11..................................97,345           95,580
Federal National Mortgage Association
  9.00% due 7/1/25..................................300,000          315,750
  7.00% due 6/01/03.................................103,403          103,823
  7.00% due 7/01/03.................................351,960          353,389
  8.00% due 11/01/03................................361,326          367,649
  6.50% due 5/01/11.................................126,533          124,200
  6.50% due 7/01/11.................................216,697          212,701
  8.00% due 5/01/26..................................35,068           35,726
  8.00%  due 6/01/26................................477,252          486,200
                                                                ------------
                                                                   2,210,245
                                                                ------------
U. S. TREASURY ISSUES - 21.1%
United States Treasury Bond
  6.875% due 8/15/25................................250,000          254,923
  6.75% due 8/15/26.................................100,000          100,750
  6.50% due 11/15/26................................150,000          147,212
                                                                ------------
                                                                     502,885
                                                                ------------
United States Treasury Notes
  6.00% due 5/31/98...............................5,495,000        5,512,144
  6.375% due 5/15/99..............................3,700,000        3,731,783
  5.875% due 11/15/99...............................800,000          796,872
  6.500% due 5/31/01..............................7,430,000        7,511,284
  6.875% due 5/15/06..............................3,190,000        3,287,199
                                                                ------------
                                                                  20,839,282
                                                                ------------
TOTAL FIXED INCOME.........................................       24,726,564
                                                                ------------
----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.7%
----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................          178,177
United States Treasury Bills
  4.00% due 1/2/97(##)......................................         515,799
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS...............................          693,976
                                                                ------------
TOTAL DOMESTIC FIXED INCOME................................       25,420,540
                                                                ------------

                                                  PRINCIPAL
ISSUER                          CURRENCY             AMOUNT          VALUE
----------------------------------------------------------------------------

INTERNATIONAL BOND--26.1%
----------------------------------------------------------------------------
 FIXED INCOME--18.6%
----------------------------------------------------------------------------
AUSTRIA - 0.2%
Republic of Austria
  7.625% due 10/18/04 ............. ATS           1,850,000          190,834
                                                                ------------
BELGIUM - 0.6%
Belgium (Kingdom)
  9.00% due 3/28/03 ............... BF           10,200,000          386,139
Belgium (Kingdom)
  8.50% due 10/01/07 .............. BF            5,750,000          216,299
                                                                ------------
                                                                     602,438
                                                                ------------
CANADA - 3.1%
Canadian Government
  6.25% due 9/15/98 ............... CAD           1,600,000        1,209,494
Canadian Government
  8.00% due 11/01/98 .............. CAD           1,000,000          777,850
Canadian Government
  9.00% due 12/01/04 .............. CAD           1,410,000        1,207,659
                                                                ------------
                                                                   3,195,003
                                                                ------------
DENMARK - 0.4%
Denmark (Kingdom)
  8.00% due 5/15/03 ............... DKK           2,220,000          417,447
                                                                ------------
FINLAND - 0.2%
Finland (Rep of)
  9.50% due 3/15/04 ............... FIM           1,000,000          263,785
                                                                ------------
FRANCE - 0.9%
Government of France
  8.25% due 2/27/04 ............... FRF             500,000          112,942
Government of France
  7.75% due 10/25/05 .............. FRF           3,470,000          765,895
                                                                ------------
                                                                     878,837
                                                                ------------
GERMANY - 2.3%
Germany (Fed) Rep
  7.125% due 12/20/02 ............. DEM           1,640,000        1,171,596
Germany (Fed) Rep
  7.375% due 1/03/05 .............. DEM             250,000          180,303
Treuhandanstalt
  6.875% due 6/11/03 .............. DEM           1,360,000          956,808
                                                                ------------
                                                                   2,308,707
                                                                ------------
GREAT BRITAIN - 1.8%
Treasury 8.00%
  due 12/7/00 ..................... GBP             100,000          176,032
Treasury 6.75%
  due 11/26/04 .................... GBP              70,000          115,615
Treasury 8.50%
  due 12/7/05 ..................... GBP             820,000        1,496,584
                                                                ------------
                                                                   1,788,231
                                                                ------------
ITALY - 1.2%
Republic of Italy
  10.50% due 9/01/05 .............. ITL       1,495,000,000        1,177,670
                                                                ------------
JAPAN - 2.9%
Japan 5.50% due 3/20/02 ........... JPY         182,000,000        1,855,045
Japan 4.50% due 6/20/03 ........... JPY         105,000,000        1,031,142
                                                                ------------
                                                                   2,886,187
                                                                ------------
NETHERLANDS - 2.0%
Dutch Government
  6.25% due 7/15/98 ............... NLG           1,800,000        1,086,360
Dutch Government
   9.00% due 5/15/00 .............. NLG           1,250,000          831,885
Dutch Government
  5.75% due 1/15/04 ............... NLG             100,000           59,195
                                                                ------------
                                                                   1,977,440
                                                                ------------
NEW ZEALAND - 0.6%
New Zealand Government
  10.00% due 3/15/02............... NED             180,000          142,950
New Zealand Government
  8.00% due 4/15/04 ............... NED             290,000          214,129
New Zealand Government
  8.00% due 11/15/06 .............. NED             390,000          291,026
                                                                ------------
                                                                     648,105
                                                                ------------
SPAIN - 0.9%
Government of Spain
  10.90% due 8/30/03 .............. ESP          56,900,000          541,322
Government of Spain
  10.00% due 2/28/05 .............. ESP          42,000,000          389,218
                                                                ------------
                                                                     930,540
                                                                ------------
SWEDEN - 1.5%
Sweden (Kingdom)
  11.00% due 1/21/99 .............. SEK           9,200,000        1,516,323
                                                                ------------
TOTAL FIXED INCOME.........................................       18,781,547
                                                                ------------

----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--6.3%
----------------------------------------------------------------------------
Argentina Treasury Bill
  due 2/14/97....................   ARS             300,000          297,096
Bayerische Landesbank
  11.50% due 10/09/97............   CZK           7,000,000          255,773
Caisse D. Amotissement
  5.40% due 1/27/97..............               $   900,000          896,490
Canadian Wheat Board
  5.32% due 2/14/97..............               $   900,000          894,148
Electricite de France
  5.39% due 1/13/97..............               $   500,000          499,626
Her Majesty in Right of Canada
  5.35% due 1/13/97..............               $   600,000          598,930
Kellogg Co.
  5.35% due 1/10/97..............               $ 1,000,000          995,690
Mobil Australia Finance Corp.
  5.40% due 1/02/97..............               $   400,000          399,940
Pitney Bowes Inc.
  5.34% due 1/14/97..............               $ 1,000,000          998,072
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+) .....................................          151,705
United States Treasury Bills
  4.00% due 1/2/97(##) ....................................          439,167
United States Treasury Bills
  5.01% due 3/6/97 ........................................            9,913
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS ..............................        6,436,550
                                                                ------------

                                                  PRINCIPAL
ISSUER                                               AMOUNT          VALUE
----------------------------------------------------------------------------

----------------------------------------------------------------------------
 INTERNATIONAL BOND OPTIONS--1.2%
----------------------------------------------------------------------------
Purchased calls
AST 510,000 Australian Government Bonds
  @ 102.60 exp. date 3/6/97................................           36,098
CAD 1,500,000 Canadian Government Bonds
  @ 94.32 exp. date 1/14/97................................          132,089
CAD 1,900,000 Canadian Government Bonds
  @ 94.27 exp. date 1/15/97................................          167,813
CAD 880,000 Canadian Government Bonds
  @ 96.15 exp. date 2/20/97................................           62,287
CAD 1,500,000 Canadian Government Bonds
  @ 96.05 exp. date 3/12/97................................          104,758
CAD 1,900,000 Canadian Government Bonds
  @ 95.25 exp. date 3/12/97................................          143,725
CAD 1,000,000 Canadian Government Bonds
  @ 96.30 exp. date 3/13/97................................           67,721
JPY 27,000,000 Japanese Government Bonds
  @ 104.93 exp. date 1/10/97...............................           27,084
JPY 37,000,000 Japanese Government Bonds
  @ 92.80 exp. date 2/19/97................................           67,342
JPY 41,000,000 Japanese Government Bonds
  @ 108.00 exp. date 3/11/97...............................           35,806
JPY 74,100,000 Japanese Government Bonds
  @ 99.14 exp. date 3/24/97................................           78,572
NLG 700,000 Netherland Guilder Government
  Bonds @ 93.569 exp. date 1/13/97.........................           42,928
SEK 12,000,000 Swedish Government Bonds
  @ 99.67 exp. date 2/13/97................................          210,373
                                                                ------------
TOTAL INTERNATIONAL BOND OPTIONS...........................        1,176,596
                                                                ------------
TOTAL INTERNATIONAL BOND...................................       26,394,693
                                                                ------------

SHORT-TERM--19.2%
----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--19.2%
----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................        4,478,025
United States Treasury Bills
  4.00% due 1/2/97(##).....................................       12,963,309
United States Treasury Bills
  5.402% due 7/24/97.......................................          969,386
United States Treasury Bills
  5.39%  due 9/18/97.......................................          961,072
                                                                ------------
TOTAL SHORT-TERM...........................................       19,371,792
                                                                ------------
TOTAL INVESTMENTS
  (Identified Cost $104,794,210)                    106.5%       107,645,337
OTHER ASSETS,
  LESS LIABILITIES .......................           (6.5)       (6,570,268)
                                                    -----       ------------
NET ASSETS ...............................          100.0%      $101,075,069
                                                    =====       ============

 *  Non income producing
(+) The Portfolio owns in aggregate Sanwa Repurchase Agreements 6.00%, due
    1/2/97 valued at $5,181,000, collateralized by $4,501,000 U.S. Treasury Bonds 7.875%, due 2/15/21, with a market value of $5,088,943 portions of which are listed separately by each Asset Class.
(##)The Portfolio owns in aggregate U.S. Treasury Bills 4.00%, due 1/02/97 valued at $14,998,334, portions of which are listed separately by each Asset Class.
(++)The Portfolio owns in aggregate 3,200 shares of Deere & Co. valued at $130,000 and 5,700 shares of Federal National Mortgage Association, valued at $212,325. See notes to financial statements

See notes to financial statements

ASSET ALLOCATION PORTFOLIO 200
-------------------------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1996 ARE AS FOLLOWS:

                                                                    NUMBER OF    EXPIRATION       UNREALIZED
          CONTRACTS                                                 CONTRACTS       DATE           GAIN/LOSS
          ---------                                                 ---------    ----------       ----------
French Bond--10 Year (Buy).........................................      1        March 1997          $674
French Bond--10 Year (Buy).........................................      1        March 1997           122
U.S. Treasury Bond--10 Year (Buy)..................................      2        March 1997          (312)
                                                                                                      ----
                                                                                                      $484
                                                                                                      ====

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1996 ARE AS FOLLOWS:

                                                                                                  UNREALIZED
                                                       MARKET      AGGREGATE    DELIVERY DATE    APPRECIATION
                CURRENCY               COUNTRY          VALUE     FACE VALUE     OF CONTRACT    (DEPRECIATION)
           ------------------      --------------   ---------------------------------------------------------
Dollar (Buy)........................   Australia     $ 257,241    $ 255,863     January 1997       $  1,378
Dollar (Sell).......................   Australia        24,630       24,671     January 1997             41
Shilling (Buy)......................   Austria          53,395       53,449     March 1997              (54)
Franc (Buy).........................   Belgium          96,361       96,217     March 1997              144
Dollar (Sell).......................   Canada          376,844      385,250     January 1997          8,406
Dollar (Sell).......................   Canada        1,345,799    1,386,512     February 1997        40,713
Dollar (Sell).......................   Canada        1,234,054    1,236,682     March 1997            2,628
Krone (Buy).........................   Denmark         153,751      154,071     January 1997           (320)
Krone (Sell)........................   Denmark         116,205      118,199     January 1997          1,994
Markka (Buy)........................   Finland         348,469      344,462     January 1997          4,007
Markka (Sell).......................   Finland         605,683      609,867     January 1997          4,184
Franc (Sell)........................   France        1,193,985    1,194,891     March 1997             (906)
Mark (Buy)..........................   Germany          16,914       17,333     January 1997           (419)
Mark (Sell).........................   Germany         241,349      246,840     January 1997          5,491
Mark (Buy)..........................   Germany       1,631,901    1,615,250     March 1997           16,651
Mark (Sell).........................   Germany         366,052      364,751     March 1997           (1,301)
Mark (Sell).........................   Germany         152,190      156,221     May 1997              4,031
Sterling Pound (Buy)................   Great Britain 2,702,912    2,695,294     January 1997          7,618
Sterling Pound (Sell)...............   Great Britain 1,742,316    1,693,644     January 1997        (48,672)
Rupiah (Buy)........................   Indonesia       183,381      178,434     March 1997            4,947
Rupiah (Sell).......................   Indonesia       183,381      181,028     March 1997           (2,353)
Lira (Buy)..........................   Italy         1,731,031    1,723,202     January 1997          7,829
Yen (Buy)...........................   Japan         3,572,574    3,717,034     January 1997       (144,460)
Yen (Sell)..........................   Japan            17,250       16,790     January 1997            460
Yen (Buy)...........................   Japan         2,569,768    2,602,575     February 1997       (32,807)
Peso (Buy)..........................   Mexico          173,069      171,716     January 1997          1,353
Peso (Sell).........................   Mexico          176,991      176,991     January 1997             --
Guilder (Buy).......................   Netherlands     207,725      205,865     January 1997          1,860
Dollar (Buy)........................   New Zealand      49,416       49,280     January 1997            136
Dollar (Sell).......................   New Zealand     175,074      175,272     January 1997            198
Dollar (Sell).......................   New Zealand     242,384      242,568     February 1997           184
Dollar (Sell).......................   New Zealand     291,929      292,662     May 1997                733
Dollar (Sell).......................   New Zealand       7,013        6,986     June 1997                27
Peseta (Buy)........................   Spain           176,991      176,991     January 1997             --
Peseta (Sell).......................   Spain         1,148,552    1,153,944     January 1997          5,392
Peseta (Buy)........................   Spain         1,293,703    1,289,693     March 1997            4,010
Krona (Sell)........................   Sweden        3,030,308    3,104,881     January 1997         74,573
Krona (Sell)........................   Sweden          108,127      108,593     February 1997           466
Franc (Buy).........................   Switzerland     523,295      518,469     January 1997          4,826
Franc (Sell)........................   Switzerland     972,525    1,027,756     January 1997         55,231
Franc (Sell)........................   Switzerland     525,341      520,446     February 1997        (4,895)
                                                                                              -------------
                                                                                                    $23,324
                                                                                              =============

ASSET ALLOCATION PORTFOLIO 300
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996

ISSUER                                              SHARES          VALUE
--------------------------------------------------------------------------------

LARGE CAP GROWTH--8.9%

--------------------------------------------------------------------------------
COMMON STOCKS--8.6%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.6%
Kimberly Clark Corp. ...................               4,100         $   390,525
Praxair ................................               8,700             401,287
Sigma Aldrich ..........................               7,000             437,063
                                                                     -----------
                                                                       1,228,875
                                                                     -----------
CAPITAL GOODS - 0.6%
Crane Co. ..............................               8,800             255,200
Deere & Co. (++) .......................               4,500             182,813
Emerson Electric Co. ...................               3,400             328,950
General Electric Co. ...................               4,800             474,600
                                                                     -----------
                                                                       1,241,563
                                                                     -----------
CONSUMER BASICS - 2.3%
Cardinal Health Inc. ...................               5,900             343,675
Clorox Co. .............................               4,100             411,537
Coca Cola Co. ..........................               3,900             205,238
Colgate Palmolive Co. ..................               4,800             442,800
Gillette Co. ...........................               5,800             450,950
Health Management Association ..........              15,600             351,000
Johnson & Johnson ......................               4,500             223,875
Lilly Eli & Co. ........................               3,350             244,550
Medtronic Inc. .........................               6,600             448,800
Pfizer Inc. ............................               2,500             207,187
Procter & Gamble Co. ...................               3,600             387,000
Schering Plough Corp. ..................               2,900             187,775
Warner Lambert Co. .....................               5,900             442,500
                                                                     -----------
                                                                       4,346,887
                                                                     -----------
CONSUMER DURABLE GOODS - 0.2%
Danaher Corp. ..........................               3,600             167,850
Federal Signal Corp. ...................               8,300             214,762
                                                                     -----------
                                                                         382,612
                                                                     -----------
CONSUMER NON-DURABLES - 0.7%
Henry Schein, Inc. .....................               9,500             326,563
Kohls Corp. ............................               6,600             259,050
Nine West Group Inc. ...................               7,600             352,450
Walgreen Co. ...........................               8,400             336,000
                                                                     -----------
                                                                       1,274,063
                                                                     -----------
CONSUMER SERVICES - 0.4%
Carnival Corp. .........................              10,700             353,100
Regal Cinemas Inc. .....................              11,500             353,625
                                                                     -----------
                                                                         706,725
                                                                     -----------
FINANCE - 1.3%
American International Group Inc. ......               3,400             368,050
Federal National Mtg. Association (++) .              11,200             417,200
Franklin Res Inc. ......................               5,900             403,413
MBIA Inc. ..............................               2,200             222,750
Norwest Corp. ..........................               7,600             330,600
State Street Boston Corp. ..............               5,600             361,200
Travelers Group Inc. ...................               7,300             331,237
Zions  Bancorp .........................               1,700             176,800
                                                                     -----------
                                                                       2,611,250
                                                                     -----------
GENERAL BUSINESS - 0.6%
CUC Intl Inc.* .........................              15,400             365,750
Gannett Inc. ...........................               2,200             164,725
Interpublic Group Cos Inc. .............               4,900             232,750
Sun Guard Data Systems* ................               6,400             252,800
Washington Post Co. ....................                 475             159,184
                                                                     -----------
                                                                       1,175,209
                                                                     -----------
TECHNOLOGY - 1.7%
3Com Corp.* ............................               3,000             220,125
Affiliated Computer Services Inc.* .....              10,600             315,350
Andrew Corp.* ..........................               6,700             355,519
Cisco Systems Inc.* ....................               5,500             349,938
Computer Assoc Intl Inc. ...............               6,000             298,500
Intel Corp. ............................               3,100             405,906
Network General Corp.* .................               6,000             181,500
Oracle Systems Corp.* ..................               8,800             367,400
Parametric Technology Corp.* ...........               7,600             390,450
Perkin Elmer Corp. .....................               5,000             294,375
                                                                     -----------
                                                                       3,179,063
                                                                     -----------
TRANSPORTATION - 0.2%
Wisconsin Central Transportation Corp.*               10,600             420,025
                                                                     -----------
TOTAL COMMON STOCKS ....................                              16,566,272
                                                                     -----------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.3%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement
 6.00% due 1/2/97(+)........................................             134,402
United States Treasury Bills
  4.00% due 1/2/97(##)......................................             390,868
                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS................................             525,270
                                                                     -----------
TOTAL LARGE CAP GROWTH .....................................          17,091,542
                                                                     -----------
LARGE CAP VALUE--8.9%
--------------------------------------------------------------------------------
 COMMON STOCKS--8.6%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.8%
Bowater Inc. ...........................               2,700             101,587
Cabot Corp. ............................               2,200              55,275
Cyprus Amax Minerals Co. ...............               3,500              81,812
Dow Chemical Co. .......................                 900              70,538
E I du Pont de Nemours & Co. ...........               2,400             226,500
FMC Corp. ..............................               3,000             210,375
Great Lakes Chemical Corp. .............               2,100              98,175
Potash Corp. Sask Inc. .................               1,700             144,500
Premark International Inc. .............               3,400              75,650
Rhone Poulnec S A ......................               4,100             138,888
Rohm & Haas Co. ........................               2,900             236,712
                                                                     -----------
                                                                       1,440,012
                                                                     -----------
CAPITAL GOODS - 1.0%
Caterpillar Inc. .......................               1,400             105,350
Cummins Engine Inc. ....................               6,600             303,600
Deere & Co. (++) .......................               3,900             158,438
Harnischfeger Industries Inc. ..........               6,900             332,062
Kennametal Inc. ........................               5,100             198,262
Parker Hannifin Corp. ..................               4,000             155,000
Tecumseh Products Co. ..................               4,600             263,925
Trinova Corp. ..........................               9,900             360,113
                                                                     -----------
                                                                       1,876,750
                                                                     -----------
CONSUMER BASICS - 0.9%
Archer Daniels Midland Co. .............               6,680             146,960
Bergen Brunswig Corp. ..................               5,200             148,200
Foundation Health Corp.* ...............               5,200             165,100
IBP Inc. ...............................               5,500             133,375
Mallinckrodt Inc. ......................               4,300             189,737
Maxicare Health Plans Inc. .............               3,500              77,875
Philip Morris Cos. Inc. ................               3,100             349,138
RJR Nabisco Holdings Corp. .............               3,500             119,000
Tenet Healthcare Corp.* ................               4,400              96,250
Tupperware Corp. .......................               3,400             182,325
Universal Foods Corp. ..................               3,800             133,950
                                                                     -----------
                                                                       1,741,910
                                                                     -----------
CONSUMER DURABLE GOODS - 0.6%
Eaton Corp. ............................               2,800             195,300
Ford Motor Co. Del .....................               8,100             258,188
General Motors Corp. ...................               5,200             289,900
Goodyear Tire and Rubber ...............               6,800             349,350
                                                                     -----------
                                                                       1,092,738
                                                                     -----------
CONSUMER NON-DURABLES - 0.2%
Dillard Dept. Stores Inc. ..............               4,400             135,850
Springs Industries Inc. ................               3,700             159,100
V F Corp. ..............................               2,500             168,750
                                                                     -----------
                                                                         463,700
                                                                     -----------
CONSUMER SERVICES - 0.2%
AMR Corp. Del* .........................               2,400             211,500
UAL Corp.* .............................               3,400             212,500
                                                                     -----------
                                                                         424,000
                                                                     -----------
ENERGY - 0.6%
Amoco Corp. ............................               2,500             201,250
Atlantic Richfield Co. .................               1,200             159,000
British Petroleum PLC ..................               1,600             226,200
Mapco Inc. .............................               4,700             159,800
Panenergy Corp. ........................               2,500             112,500
Repsol .................................               3,200             122,000
YPF Sociedad Anonima ...................               4,600             116,150
                                                                     -----------
                                                                       1,096,900
                                                                     -----------
FINANCE - 1.9%
Ace Ltd ................................               2,800             168,350
Allstate Corp. .........................               3,200             185,200
American General Corp. .................               3,300             134,888
Bank of New York Inc. ..................               4,200             141,750
Capital One Financial Corp. ............               3,500             126,000
Case Corp. .............................               4,100             223,450
Chase Manhattan Corp. ..................               2,100             187,425
Chubb Corp. ............................               2,000             107,500
Crestar Financial Corp. ................               1,000              74,375
Dean Witter Discover & Co. .............               2,600             172,250
Federal Home Loan Mortgage Corp. .......               1,000             110,125
Federal National Mortgage Association(++)              3,900             145,275
First Chicago NBD Corp. ................               2,400             129,000
First Union Corp. ......................               1,800             133,200
Great Western Financial Corp. ..........               6,200             179,800
ITT Hartford Group Inc. ................               2,200             148,500
Mellon Bank Corp. ......................               1,800             127,800
Old Republic Intl Corp. ................               5,000             133,750
Providian Corp. ........................               4,700             241,462
Reliastar Financial Corp. ..............               2,600             150,150
Republic NY Corp. ......................               1,700             138,763
Salomon Inc. ...........................               2,100              98,962
Signet Banking Corp. ...................               3,900             119,925
Standard Federal Bancorporation ........               2,300             130,812
St Paul Cos Inc. .......................               1,500              87,938
Transatlantic Holdings Inc. ............               1,600             128,800
                                                                     -----------
                                                                       3,725,450
                                                                     -----------
GENERAL BUSINESS - 0.2%
Olsten Corp. ...........................               5,300              79,155
PHH Corp. ..............................               6,300             270,900
Standard Register ......................               2,300              74,750
                                                                     -----------
                                                                         424,805
                                                                     -----------
MISCELLANEOUS - 0.2%
Everest Reinsurance Holdings ...........               3,600             103,500
Textron Inc. ...........................               2,400             226,200
Ultramar Diamond Shamrock ..............               3,700             117,013
                                                                     -----------
                                                                         446,713
                                                                     -----------
TECHNOLOGY - 1.3%
Beckman Industries Inc. ................               4,900             188,037
Compaq Computer Corp.* .................               3,800             282,150
International Business Machines ........               2,800             422,800
LAM Research Corp.* ....................               5,300             149,063
Raytheon Co. ...........................               2,700             129,938
Seagate Technology* ....................              13,400             529,300
Stratus Computer Inc.* .................               7,200             196,200
Tandy Corp. ............................               1,900              83,600
Tektronix Inc. .........................               3,900             199,875
TRW Inc. ...............................               3,600             178,200
                                                                     -----------
                                                                       2,359,163
                                                                     -----------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe ...........               1,900             164,112
CSX Corp. ..............................               2,400             101,400
                                                                     -----------
                                                                         265,512
                                                                     -----------
UTILITIES - 0.6%
Central ME Power Co. ...................               5,100              59,287
Cinergy Corp. ..........................               2,300              76,762
DTE Energy Co. .........................               3,800             123,025
El Paso Natural Gas Co. ................               2,600             131,300
Entergy Corp. ..........................               3,900             108,225
GPU Inc. ...............................               3,300             110,962
MCI Communications Corp. ...............               5,700             186,319
Peco Energy Co. ........................               4,800             121,200
Sprint Corp. ...........................               3,900             155,513
Unicom Corp. ...........................               4,100             111,213
                                                                     -----------
                                                                       1,183,806
                                                                     -----------
TOTAL COMMON STOCKS ........................................          16,541,459
                                                                     -----------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.3%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+).......................................             171,423
United States Treasury Bills
  4.00% due 1/2/97(##)......................................             498,529
                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS................................             669,952
                                                                     -----------
TOTAL LARGE CAP VALUE ......................................          17,211,411
                                                                     -----------
SMALL CAP GROWTH--10.3%
--------------------------------------------------------------------------------
 COMMON STOCKS--9.7%
--------------------------------------------------------------------------------

BASIC INDUSTRIES - 0.4%
Carbide/Graphite Group Inc.* ...........              20,550             403,294
Intertape Polymer Group Inc. ...........              16,250             373,750
                                                                     -----------
                                                                         777,044
                                                                     -----------
CAPITAL GOODS - 0.6%
Blount International Inc. ..............               9,850             377,994
Epic Design Technology Inc.* ...........              15,200             380,000
Hardinge Bros. Inc. ....................              14,350             382,068
                                                                     -----------
                                                                       1,140,062
                                                                     -----------
CONSUMER BASICS - 1.9%
American Homepatient Inc.* .............              15,500             422,375
Consolidated Cigar Holdings Inc.* ......              15,000             371,250
Cytyc Corp.* ...........................              16,750             452,250
ESC Medical Systems Ltd.* ..............              13,900             354,450
NCS Healthcare Inc* ....................              14,700             428,137
Performance Food Group Co.* ............              25,850             400,675
Physician Sales & Services Inc.* .......              26,650             383,094
Vivus* .................................              10,600             384,250
Worthington Foods Inc. .................              18,800             357,200
                                                                     -----------
                                                                       3,553,681
                                                                     -----------
CONSUMER NON-DURABLES - 0.1%
Micro Warehouse Inc.* ..................              14,350             168,612
                                                                     -----------
CONSUMER SERVICES - 0.7%
Anchor Gaming * ........................              10,050             404,513
Ballys Grand Inc.* .....................               4,600             165,600
Regal Cinemas Inc.* ....................              12,800             393,600
Toy Biz Inc.* ..........................              21,100             411,450
                                                                     -----------
                                                                       1,375,163
                                                                     -----------
ENERGY - 0.4%
Giant Industries Inc. ..................              24,700             345,800
Lomak Pete Inc. ........................              22,600             387,025
                                                                     -----------
                                                                         732,825
                                                                     -----------
FINANCE - 0.2%
Interwest Bancorp Inc.* ................              11,750             378,938
                                                                     -----------
GENERAL BUSINESS - 1.0%
Atlantic Tele Network Inc. .............              23,900             364,475
Heftel Broadcasting Corp.* .............              12,350             389,025
Lamar Advertising Co.* .................              15,900             385,575
Macromedia Inc.* .......................              20,350             366,300
Remedytemp* ............................              23,400             403,650
                                                                     -----------
                                                                       1,909,025
                                                                     -----------
MISCELLANEOUS - 2.6%
Carson Inc.* ...........................              27,750             385,031
Film Roman Inc.* .......................              49,750             379,344
Forensic Technologies Intl. Corp.* .....              22,250             216,937
Forrester Resh Inc.* ...................               1,950              50,212
Gadzooks Inc.* .........................              20,150             367,738
Integrated Living Communities Inc.* ....              48,500             278,875
Mastech Corp.* .........................              21,900             416,100
Midway Games Inc.* .....................              20,500             415,125
Metro Networks Inc.* ...................              17,400             439,350
Panavision Inc.* .......................              17,600             365,200
PLD Telekom Inc.* ......................              59,500             364,437
Polycom Inc.* ..........................              33,900             165,263
Sirrom Cap Corp. .......................              10,350             380,363
Snyder Communications Inc.* ............              16,600             448,200
Suburban Lodges of America Inc.* .......              25,150             402,400
                                                                     -----------
                                                                       5,074,575
                                                                     -----------
SHELTER - 0.2%
Champion Enterprises Inc.* .............              20,000             390,000
                                                                     -----------
TECHNOLOGY - 1.6%
Activision Inc.* .......................              30,550             393,331
Dupont Photomasks Inc.* ................               8,600             390,225
Inso Corp.* ............................               9,750             387,563
Network General Corp.* .................              14,400             435,600
Phoenix Technology Ltd.* ...............              23,850             384,581
S3 Inc.* ...............................              22,600             367,250
Silicon Valley Research Inc.* ..........              51,400             102,800
Triquint Semiconductor Inc.* ...........               9,763             257,499
Uniphase Corp.* ........................               7,600             399,000
                                                                     -----------
                                                                       3,117,849
                                                                     -----------
TOTAL COMMON STOCKS ........................................          18,617,774
                                                                     -----------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.6%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+).......................................             314,313
United States Treasury Bills
  4.00% due 1/2/97(##)......................................             914,084
                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS................................           1,228,397
                                                                     -----------
TOTAL SMALL CAP GROWTH......................................          19,846,171
                                                                     -----------
SMALL CAP VALUE -- 10.1%
--------------------------------------------------------------------------------
 COMMON STOCKS--9.8%
--------------------------------------------------------------------------------
BASIC INDUSTRIES - 0.3%
Keystone Cons Inds Inc.* ...............               8,000              66,000
Oil Dri Corp. of America * .............              35,000             525,000
                                                                     -----------
                                                                         591,000
                                                                     -----------
CAPITAL GOODS - 1.3%
Astec Industries Inc.* .................               2,800              26,600
Cognex Corp.* ..........................              25,000             462,500
Commercial Intertech Corp.* ............              37,100             505,487
D.R. Horton Inc.* ......................              25,000             271,875
Esco Elects Corp.* .....................              66,000             660,000
United Industrial Corp. ................              97,700             573,988
                                                                     -----------
                                                                       2,500,450
                                                                     -----------
CONSUMER BASICS - 1.5%
Ekco Group Inc.* .......................             138,700             606,813
Health Images Inc. .....................              11,100             184,537
Matrix Pharmaceuticals* ................              51,000             312,375
Nash Finch Co. .........................              10,300             218,875
RLI Corp. ..............................              12,400             413,850
Schultz Sav O Stores Inc. ..............              13,000             182,000
Schweitzer Mauduit Intl. Inc. ..........              15,000             474,375
Stanhome Inc. ..........................              14,000             371,000
                                                                     -----------
                                                                       2,763,825
                                                                     -----------
CONSUMER DURABLE GOODS - 0.6%
Flexsteel Industries Inc. ..............              21,300             276,900
Oshkosh Truck Corp. ....................              35,300             375,063
West Inc. ..............................              14,900             420,925
                                                                     -----------
                                                                       1,072,888
                                                                     -----------
CONSUMER NON-DURABLES - 0.3%
Little Switzerland Inc.* ...............              68,700             313,444
Syms Corp.* ............................              20,400             173,400
                                                                     -----------
                                                                         486,844
                                                                     -----------
CONSUMER SERVICES - 0.3%
Aztar Corp.* ...........................              87,200             610,400
                                                                     -----------
ENERGY - 0.5%
Total Pete North America Ltd. ..........              40,000             415,000
Wiser Oil Co. Del ......................              23,100             456,225
                                                                     -----------
                                                                         871,225
                                                                     -----------
FINANCE - 1.0%
Allied Life Finl Corp. .................               3,000              52,500
Argonaut Group Inc. ....................               3,400             104,550
BankAtlantic Bancorp Inc. ..............              12,000             160,500
BankAtlantic Bancorp Inc. Class "A" ....               3,000              39,000
Chartwell Re. Corp. ....................               3,500              93,625
Downey Financial Corp. .................              21,750             426,844
Financial Securities Assurance Hlds. Ltd.             12,300             404,363
GA Financial Inc. ......................              18,800             284,350
Guaranty National Corp. ................               3,400              56,950
Harleysville Group Inc. ................               1,600              48,800
Presidential Life Corp. ................               7,800              94,087
Redfed Bancorp Inc.* ...................               9,500             128,250
                                                                     -----------
                                                                       1,893,819
                                                                     -----------
GENERAL BUSINESS - 0.3%
Ennis Business Forms Inc. ..............              56,500             635,625
                                                                     -----------
MISCELLANEOUS - 1.1%
American Bldgs Co.* ....................              18,500             441,688
Bank Plus Corp.* .......................              21,000             241,500
Everen Capital Corp. ...................                 300               6,712
Farm Family Holdings Inc.* .............              19,100             372,450
FBL Financial Group Inc. ...............               9,200             228,850
First Enterprise Financial Group* ......              21,200             198,750
GCR Holdings Ltd. ......................              16,000             356,000
Haskel International Inc. ..............              12,700              96,837
Symons International Group Inc.* .......               2,000              33,500
Wilshire Finl Svcs Group Inc.* .........               6,500             105,625
                                                                     -----------
                                                                       2,081,912
                                                                     -----------
SHELTER - 1.5%
Ameron International Corp. .............               7,800             402,675
Beazer Homes USA Inc.* .................              29,000             536,500
Butler Mfg. Co. Del ....................               8,200             332,100
Morgan Products Ltd.* ..................              90,500             667,437
Patrick Industries Inc. ................               3,600              54,450
Ryland Group Inc. ......................              40,300             554,125
US Homes Corp.* ........................              15,500             403,000
                                                                     -----------
                                                                       2,950,287
                                                                     -----------
TECHNOLOGY - 0.8%
Advanced Logic Research Inc. ...........              19,500             241,312
Analysis & Technology Inc. .............               4,400              63,800
Mapinfo Corp. ..........................               9,200             102,350
Symantec Corp. .........................              25,200             365,400
Tekelec Inc. ...........................              20,400             321,300
Watkins Johnson Co. ....................              19,800             485,100
                                                                      ----------
                                                                       1,579,262
                                                                      ----------
TRANSPORTATION - 0.3%
Fritz Comp. Inc.* ......................              44,000             561,000
Kenan Transportation Co. ...............               4,500              85,500
                                                                     -----------
                                                                         646,500
                                                                     -----------
TOTAL COMMON STOCKS ........................................          18,684,037
                                                                     -----------
--------------------------------------------------------------------------------
 FIXED INCOME--0.0%
--------------------------------------------------------------------------------
                                                   PRINCIPAL
ISSUER                                               AMOUNT            VALUE
--------------------------------------------------------------------------------
BankAtlantic Bancorp Inc 6.75%
  due 7/01/06 ..........................              30,000              33,150
                                                                     -----------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.3%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement 6.00% due 1/2/97.................             156,437
United States Treasury Bills 4.00% due 1/2/97...............             454,948
                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS................................             611,385
                                                                     -----------
TOTAL SMALL CAP VALUE ......................................          19,328,572
                                                                     -----------
--------------------------------------------------------------------------------
ISSUER                                              SHARES          VALUE
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY--12.9%

--------------------------------------------------------------------------------
 COMMON STOCKS--12.0%
--------------------------------------------------------------------------------

AUSTRIA - 0.1%
Bohler Uddeholm ........................               3,590             256,938
                                                                     -----------
AUSTRALIA - 0.5%
Australia & New Zealand Bank Group .....              53,400             336,588
Pioneer International  Ltd. ............             119,000             354,702
Quantas Airways ........................             149,460             249,476
                                                                     -----------
                                                                         940,766
                                                                     -----------
CANADA - 0.4%
Bank N S Halifax .......................               6,150             205,928
Canadian Imperial Bank Toronto .........               4,515             199,322
Imasco Ltd. ............................               7,850             192,624
Noranda Inc. ...........................              11,000             245,417
                                                                     -----------
                                                                         843,291
                                                                     -----------
FINLAND - 0.2%
UPM Kymmene Oy .........................              16,250             340,897
                                                                     -----------
FRANCE - 0.8%
Elf Aquitaine ..........................               3,000             273,085
Lafarge ................................               7,100             425,986
Pernod Ricard ..........................               8,600             475,706
Usinor Sacilor .........................              21,275             309,581
                                                                     -----------
                                                                       1,484,358
                                                                     -----------
GERMANY - 0.3%
Buderus AG .............................                 375             185,209
Commerzbank AG .........................              16,000             406,551
                                                                     -----------
                                                                         591,760
                                                                     -----------
GREAT BRITAIN - 2.6%
Abbey National .........................              31,057             406,502
Bat Industries .........................              59,000             489,224
British Gas ............................              34,500             132,397
BTR ....................................             126,250             616,434
Coats Viyella ..........................             214,500             492,428
Commercial Union .......................              26,950             316,271
Hanson .................................             175,000             245,846
Hillsdown Holdings .....................             143,500             491,691
Hyder ..................................              34,865             445,593
Imperial Tobacco .......................               6,125              39,665
Lex Service ............................              59,000             320,421
Powergen ...............................              41,000             401,782
Redland ................................              57,500             363,500
Safeway ................................              39,000             269,265
                                                                     -----------
                                                                       5,031,019
                                                                     -----------
HONG KONG - 1.0%
Hang Lung Development Co. ..............             143,000             314,306
Harbour Ring ...........................               1,000                  84
Hong Kong Telecomm .....................             259,600             417,871
HSBC Holdings ..........................              13,600             291,008
Manhattan Card Co. .....................             707,000             358,779
New World Development Co. ..............              52,000             351,283
Sth China Morn Post ....................             306,000             253,203
                                                                     -----------
                                                                       1,986,534
                                                                     -----------
IRELAND - 0.2%
Smurfit ................................             126,000             383,274
                                                                     -----------
ITALY - 0.1%
Danieli & C ............................              32,000             133,949
                                                                     -----------
JAPAN - 1.6%
Daiwa House Inds .......................              22,000             283,050
Koito Mfg. Co. .........................              26,000             173,992
MOS Food Services ......................              12,000             238,322
Nichicon Corp. .........................              26,000             300,837
Nintendo Co. ...........................               3,500             250,540
Nippon Fire & Marine ...................              70,000             317,330
Promise Co. ............................               6,700             329,764
Sekisui Chemical .......................              29,500             298,031
Sony Corp. .............................               4,900             321,138
Suzuki Motor Corp. .....................              39,000             356,964
Yodogawa Steelworks ....................              50,000             304,378
                                                                     -----------
                                                                       3,174,346
                                                                     -----------
MALAYSIA - 0.4%
Arab Malaysian Finance .................              54,000             301,485
Bolton Properties ......................              28,750              40,982
Kedah Cement Holdings ..................              65,000             128,688
Malaysian International Shipping .......              78,000             231,637
                                                                     -----------
                                                                         702,792
                                                                     -----------
NETHERLANDS - 1.2%
Akzo Nobel NV ..........................               4,105             561,123
ABN Amro Holdings  NV ..................               7,100             462,230
Hollandsche Beton ......................               2,150             445,691
Ing Groep NV ...........................              14,250             513,380
Kon PTT Nederland ......................               6,800             259,554
                                                                     -----------
                                                                       2,241,978
                                                                     -----------
NEW ZEALAND - 0.3%
Fletcher Challenge(Building) ...........              92,050             283,081
Fletcher Challenge(Paper) ..............             172,300             354,466
                                                                     -----------
                                                                         637,547
                                                                     -----------
NORWAY - 0.4%
Kvaerner ASA ...........................               7,300             351,795
Nycomed ................................              23,650             359,718
                                                                     -----------
                                                                         711,513
                                                                     -----------
SPAIN - 0.6%
Banco Santander SA .....................               7,200             460,866
Repsol SA ..............................              13,400             514,015
Telefonica de Espana ...................               5,300             123,085
                                                                     -----------
                                                                       1,097,966
                                                                     -----------
SWEDEN - 0.2%
Marieberg Tidnings .....................              12,500             306,090
                                                                     -----------
SWITZERLAND - 0.9%
Forbo Hldg .............................                 910             367,127
Nestle SA ..............................                 350             375,757
Schw Ruckversicher .....................                 405             432,383
Sig Schw Ind HG AG .....................                 150             379,903
Sulzer AG ..............................                 600             320,956
                                                                     -----------
                                                                       1,876,126
                                                                     -----------
UNITED STATES - 0.2%
Jardine Matheson .......................              58,100             383,460
                                                                     -----------
TOTAL COMMON STOCKS ........................................          23,124,604
                                                                     -----------
--------------------------------------------------------------------------------
                                                 PRINCIPAL
ISSUER                                              AMOUNT          VALUE
--------------------------------------------------------------------------------
 FIXED INCOME - 0.1%
--------------------------------------------------------------------------------
New World China Fin Ltd. ...............
   4.00% due 12/31/99 ..................              88,000              87,894
                                                                        --------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.8%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement 6.00% due 1/2/97(+)..............             399,111
United States Treasury Bills 4.00% due 1/2/97(##)...........           1,160,691
                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS................................           1,559,802
                                                                     -----------
TOTAL INTERNATIONAL EQUITY .................................          24,772,300
                                                                     -----------

DOMESTIC FIXED INCOME--25.1%
--------------------------------------------------------------------------------
 FIXED INCOME--24.3%
--------------------------------------------------------------------------------
CORPORATE BONDS - 0.2%
Aetna Services Inc 6.970% due 8/15/36 ..             330,000             336,042
                                                                     -----------
FOREIGN BONDS - 0.3%
Enersis SA 6.900% due 12/1/06 ..........             600,000             585,594
                                                                     -----------
ASSET BACKED - 0.8%
General Motors Acceptance Corp.
   7.22% due 2/15/06 ...................             300,000             303,469
Federal Home Loan Mortgage Corp
  7.50% due 1/15/20 ....................             596,401             600,035
Federal Home Loan Mortgage Corp.
  7.50% due 8/15/21 ....................             590,174             593,771
                                                                     -----------
                                                                       1,497,275
                                                                     -----------
MORTGAGE BACKED - 2.2%
Federal Home Loan Mortgage Corp
  6.50%  due 2/01/11 ...................              97,136              95,709
  6.50%  due 4/01/11 ...................             291,679             287,394
  6.50%  due 7/01/11 ...................             215,349             211,445
Federal National Mortgage Association
  8.00%  due 12/01/99 ..................             238,672             243,147
  9.00%  due 7/01/25 ...................             600,000             631,500
  7.00%  due 6/01/03 ...................             176,909             177,627
  7.00%  due 7/01/03 ...................             670,593             673,316
  8.00%  due 11/01/03 ..................             683,590             695,553
  6.50%  due 5/01/11 ...................             290,795             285,432
  6.50%  due 7/01/11 ...................             162,154             159,164
  8.00%  due 5/01/26 ...................             715,252             728,663
  8.00%  due 6/01/26 ...................             121,419             123,695
                                                                     -----------
                                                                       4,312,645
                                                                     -----------
U. S. TREASURY ISSUES - 20.8%
United States Treasury Bond
  6.875% due 8/15/25 ...................             570,000             581,223
  6.75% due 8/15/26 ....................             300,000             302,250
  6.50% due 11/15/26 ...................             700,000             686,987
                                                                     -----------
                                                                       1,570,460
                                                                     -----------
United States Treasury Notes
  6.00% due 5/31/98 ....................          11,285,000          11,320,209
  6.375% due 5/15/99 ...................           6,765,000           6,823,112
  5.875% due 11/15/99 ..................           1,400,000           1,394,526
  6.50% due 5/31/01 ....................          13,655,000          13,804,385
  6.875% due 5/15/06 ...................           4,920,000           5,069,913
                                                                     -----------
                                                                      38,412,145
                                                                     -----------
TOTAL FIXED INCOME                                                    46,714,161
                                                                     -----------
--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.8%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement 6.00% due 1/2/97(+)..............         $   374,585
United States Treasury Bills 4.00% due 1/2/97(##)...........           1,089,363
                                                                     -----------
TOTAL SHORT-TERM OBLIGATIONS ...............................           1,463,948
                                                                     -----------
TOTAL DOMESTIC FIXED INCOME ................................          48,178,109
                                                                     -----------
INTERNATIONAL BOND--26.3%
--------------------------------------------------------------------------------
 FIXED INCOME--18.4%
--------------------------------------------------------------------------------
                                    Currency
                                    --------
AUSTRIA - 0.2%
Republic of Austria 7.625%
 due 10/18/04...................   ATS             3,670,000             378,574
                                                                     -----------
BELGIUM - 0.6%
Belgium (Kingdom) 9.00%
  due 3/28/03....................   BF            18,300,000             692,778
Belgium (Kingdom) 8.50%
  due 10/01/07...................   BF            11,150,000             419,432
                                                                     -----------
                                                                       1,112,210
                                                                     -----------
CANADA - 3.4%
Canadian Government 6.25%
  due 9/15/98....................   CAD            3,700,000           2,796,955
Canadian Government 8.00%
  due 11/01/98...................   CAD            2,000,000           1,555,700
Canadian Government 9.00%
   due 12/01/04..................   CAD            2,610,000           2,235,454
                                                                     -----------
                                                                       6,588,109
                                                                     -----------
DENMARK - 0.4%
Denmark (Kingdom) 8.00%
  due 5/15/03....................   DKK            3,950,000             742,754
                                                                     -----------
FINLAND - 0.1%
Finland (Rep of) 9.50%
  due 3/15/04....................   FIM            1,000,000             263,785
                                                                     -----------
FRANCE - 0.9%
Government of France 8.25%
  due 2/27/04....................   FRF              900,000             203,296
Government of France 7.75%
  due 10/25/05...................   FRF            6,700,000           1,478,816
                                                                     -----------
                                                                       1,682,112
                                                                     -----------
GERMANY - 2.2%
Germany (Fed) Rep
  7.125% due 12/20/02  ..........   DEM            2,880,000           2,057,437
Germany (Fed) Rep
  7.375% due 1/03/05.............   DEM              520,000             375,030
Treuhandanstalt
  6.875% due 6/11/03.............   DEM            2,600,000           1,829,192
                                                                     -----------
                                                                       4,261,659
                                                                     -----------
GREAT BRITAIN - 1.8%
Treasury 8.00%
  due 12/7/00....................   GBP              300,000             528,097
Treasury 6.75%
  due 11/26/04...................   GBP               30,000              49,549
Treasury 8.50%
  due 12/7/05....................   GBP            1,540,000           2,810,657
                                                                     -----------
                                                                       3,388,303
                                                                     -----------
ITALY - 1.1%
Republic of Italy 9.187%
  due 9/01/05....................   ITL        2,735,000,000           2,154,466
                                                                     -----------
JAPAN - 2.6%
Japan 5.50% due 3/20/02..........   JPY          328,000,000           3,343,159
Japan 4.50% due 6/20/03..........   JPY          170,000,000           1,669,467
                                                                     -----------
                                                                       5,012,626
                                                                     -----------
NETHERLANDS - 1.8%
Dutch Government
  6.25% due 7/15/98..............   NLG            3,200,000           1,931,306
Dutch Government
  9.00% due 5/15/00..............   NLG            2,200,000           1,464,118
Dutch Government
  5.75% due 1/15/04 .............   NLG              200,000             118,390
                                                                     -----------
                                                                       3,513,814
                                                                     -----------
NEW ZEALAND - 0.7%
New Zealand Government
  10.00% due 3/15/02.............   NED              570,000             452,675
New Zealand Government
  8.00% due 4/15/04..............   NED              480,000             354,422
New Zealand Government
  8.00% due 11/15/06.............   NED              660,000             492,505
                                                                     -----------
                                                                       1,299,602
                                                                     -----------
SPAIN - 0.9%
Government of Spain
  10.90% due 8/30/03.............   ESP          114,700,000           1,091,207
Government of Spain
  10.00% due 2/28/05.............   ESP           76,000,000             704,299
                                                                     -----------
                                                                       1,795,506
                                                                     -----------
SWEDEN - 1.7%
Sweden (Kingdom)
  11.00% due 1/21/99.............   SEK           19,500,000           3,213,944
                                                                     -----------
TOTAL FIXED INCOME .........................................          35,407,464
                                                                     -----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 6.7%
--------------------------------------------------------------------------------
Argentina Treasury Bill
  due 2/14/97....................   ARS              700,000             693,225
Bayerische Landesbank
  11.50% due 10/09/97............   CZK           14,000,000             511,545
Caisse D. Amotissement
  5.36% due 1/22/97..............                $   200,000             199,375
Caisse D. Amotissement
  5.40% due 1/27/97..............                $   700,000             697,270
Canadian Wheat Board
  5.32% due 2/14/97..............                $ 1,500,000           1,490,247
Electricite de France
  5.39% due 1/13/97..............                $ 1,500,000           1,497,305
Her Majesty in Right of Canada
  5.35% due 1/13/97..............                $ 1,400,000           1,397,503
Motorola Inc.
  5.33% due 1/16/97..............                $ 1,100,000           1,097,557
New Center Asset Trust
  5.40% due 1/15/97..............                $ 1,500,000           1,496,850
Pitney Bowes Inc.
  5.34% due 1/14/97..............                $ 1,500,000           1,497,107
Province of British Columbia
  5.31% due 1/22/97..............                $ 1,500,000           1,495,354
Sanwa Repurchase
  6.00% due 1/2/97...............                $   191,119             191,119
United States Treasury Bills 4.00% due 1/2/97 ..............             555,812
United States Treasury Bills 5.01% due 3/6/97 ..............              24,783
                                                                    ------------
TOTAL SHORT-TERM OBLIGATIONS ...............................          12,845,052
                                                                    ------------
--------------------------------------------------------------------------------
 INTERNATIONAL BOND OPTIONS - 1.2%
--------------------------------------------------------------------------------
Purchased calls
AST 1,020,000 Australian Government Bonds
  @ 102.60 exp. date 3/6/97 ................................              72,197
CAD 3,000,000 Canadian Government Bonds
  @ 94.32 exp. date 1/14/97 ................................             264,179
CAD 4,000,000 Canadian Government Bonds
  @ 94.27 exp. date 1/15/97 ................................             353,290
CAD 1,890,000 Canadian Government Bonds
  @ 96.15 exp. date 2/20/97 ................................             133,776
CAD 1,600,000 Canadian Government Bonds
  @ 96.05 exp. date 3/12/97 ................................             111,742
CAD 3,500,000 Canadian Government Bonds
  @ 96.25 exp. date 3/12/97 ................................             264,756
CAD 2,100,000 Canadian Government Bonds
  @ 96.30 exp. date 3/13/97 ................................             142,214
JPY 85,000,000 Japanese Government Bonds
  @ 104.93 exp. date 1/10/97 ...............................              85,264
JPY 72,000,000 Japanese Government Bonds
  @ 92.80 exp. date 2/19/97 ................................             131,043
JPY 70,000,000 Japanese Government Bonds
  @ 108.00 exp. date 3/11/97 ...............................              61,133
JPY 161,200,000 Japanese Government Bonds
  @ 99.14 exp. date 3/24/97 ................................             170,931
NLG 1,100,000 Netherland Guilder Government Bonds
  @ 93.569 exp. date 1/13/97 ...............................              67,458
SEK 20,000,000 Swedish Government Bonds
  @ 99.67 exp. date 2/13/97 ................................             350,621
                                                                    ------------
TOTAL INTERNATIONAL BOND OPTIONS ...........................           2,208,604
                                                                    ------------
TOTAL INTERNATIONAL BOND ...................................          50,461,120
                                                                    ------------
SHORT-TERM--4.9%

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--4.9%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement 6.00% due 1/2/97(+) .............      $   2,040,610
United States Treasury Bills 4.00% due 1/2/97(##) ..........          5,934,483
United States Treasury Bills 5.402% due 7/24/97 ............            969,386
United States Treasury Bills 5.39% due 9/18/97 .............            480,536
                                                                   ------------
TOTAL SHORT-TERM                                                      9,425,015
                                                                   ------------
TOTAL INVESTMENTS
  (Identified Cost $198,800,135) ................     107.4%        206,314,240
OTHER ASSETS, LESS LIABILITIES ..................      (7.4)        (14,279,660)
                                                      -----         ----------
NET ASSETS ......................................     100.0%      $192,034,580
                                                      =====       ============
   * Non income producing

 (+) The Portfolio owns in aggregate Sanwa Repurchase Agreements 6.00% due
     1/2/97 valued at $3,782,000, collateralized by $3,782,000 U.S. Treasury Bonds, 7.875% due 2/15/21 with a market value of $3,715,234, portions of which are listed separately by each Asset Class.

(##) The Portfolio owns in aggregate U.S. Treasury Bills 4.00% due 1/02/97 valued at $10,998,778, portions of which are listed separately by each Asset Class.

(++) The Portfolio owns in aggregate 8,400 shares of Deere & Co., valued at $341,251 and 15,100 shares of Federal National Mortgage Association, valued at $562,475.

    See notes to financial statements

ASSET ALLOCATION PORTFOLIO 300

FUTURES CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1996 ARE AS FOLLOWS:

                                                                    NUMBER OF    EXPIRATION       UNREALIZED
          CONTRACTS                                                 CONTRACTS       DATE           GAIN/LOSS
      ----------------                                              ---------    -----------     -----------
French Bond--10 Year (Buy)..........................................    2         March 1997        $1,347
French Bond--10 Year (Buy)..........................................    3         March 1997           366
                                                                                                    ------
                                                                                                    $1,713
                                                                                                    ======

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1996 ARE AS FOLLOWS:

                                                                                                  UNREALIZED
                                                       MARKET      AGGREGATE    DELIVERY DATE    APPRECIATION
                CURRENCY               COUNTRY          VALUE     FACE VALUE     OF CONTRACT    (DEPRECIATION)
                --------               -------       ---------    ----------    -------------   -------------
Dollar (Buy)........................   Australia     $ 478,639    $ 476,523     January 1997       $  2,116
Dollar (Sell).......................   Australia        49,260       49,343     January 1997             83
Shilling (Buy)......................   Austria          80,371       80,452     March 1997              (81)
Franc (Buy).........................   Belgium         195,511      195,219     March 1997              292
Dollar (Sell).......................   Canada          691,490      706,992     January 1997         15,502
Dollar (Sell).......................   Canada        1,785,818    1,838,880     February 1997        53,062
Dollar (Sell).......................   Canada        2,853,795    2,859,872     March 1997            6,077
Krone (Buy).........................   Denmark         242,604      243,204     January 1997           (600)
Krone (Sell)........................   Denmark         135,743      137,510     January 1997          1,767
Markka (Buy)........................   Finland         696,939      688,923     January 1997          8,016
Markka (Sell).......................   Finland         932,373      942,461     January 1997         10,088
Franc (Buy).........................   France        2,205,486    2,207,160     March 1997           (1,674)
Mark (Buy)..........................   Germany          47,489       48,667     January 1997         (1,178)
Mark (Sell).........................   Germany         256,312      262,142     January 1997          5,830
Mark (Buy)..........................   Germany       3,130,171    3,098,231     March 1997           31,940
Mark (Sell).........................   Germany         839,114      836,400     March 1997           (2,714)
Mark (Sell).........................   Germany         304,381      312,443     March 1997            8,062
Sterling (Buy)......................   Great Britain 5,141,911    5,127,921     January 1997         13,990
Sterling (Sell).....................   Great Britain 3,265,408    3,176,443     January 1997        (88,965)
Rupiah (Buy)........................   Indonesia       341,194      331,484     March 1997            9,710
Rupiah (Sell).......................   Indonesia       341,194      336,816     March 1997           (4,378)
Lira (Buy)..........................   Italy         3,238,011    3,223,366     January 1997         14,645
Yen (Buy)...........................   Japan         6,635,126    6,906,360     January 1997       (271,234)
Yen (Sell)..........................   Japan            41,965       43,117     January 1997          1,152
Yen (Buy)...........................   Japan         4,886,990    4,949,798     February 1997       (62,808)
Peso (Buy)..........................   Mexico          340,205      337,544     January 1997          2,661
Peso (Sell).........................   Mexico          347,914      347,914     January 1997             --
Guilder (Buy).......................   Netherlands     461,870      457,734     January 1997          4,136
Dollar (Buy)........................   New Zealand      84,713       84,480     January 1997            233
Dollar (Sell).......................   New Zealand     404,505      404,962     January 1997            457
Dollar (Sell).......................   New Zealand     548,882      548,804     February 1997           (78)
Dollar (Sell).......................   New Zealand     442,806      443,965     May 1997              1,159
Peseta (Buy)........................   Spain         1,999,830    1,999,830     January 1997             --
Peseta (Sell).......................   Spain         2,139,661    2,152,338     January 1997         12,677
Peseta (Buy)........................   Spain         2,364,072    2,356,744     March 1997            7,328
Krona (Sell)........................   Sweden        5,569,260    5,710,557     January 1997        141,297
Krona (Sell)........................   Sweden          307,045      308,360     February 1997         1,315
Franc (Buy).........................   Switzerland     897,078      888,803     January 1997          8,275
Franc (Sell)........................   Switzerland   1,720,666    1,821,349     January 1997        100,683
Franc (Sell)........................   Switzerland     900,586      892,193     February 1997       (8,393)
                                                                                                  ---------
                                                                                                  $  20,450
                                                                                                  =========

ASSET ALLOCATION PORTFOLIO 400
-----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996

ISSUER                                               SHARES          VALUE
-----------------------------------------------------------------------------

LARGE CAP GROWTH--7.4%
-----------------------------------------------------------------------------
 COMMON STOCKS--7.2%
-----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.5%
Kimberly Clark Corp...................................4,400      $    419,100
Praxair...............................................9,300           428,963
Sigma Aldrich.........................................7,500           468,281
                                                                 ------------
                                                                    1,316,344
                                                                 ------------
CAPITAL GOODS - 0.5%
Crane Co..............................................9,450           274,050
Deere & Co. (++)......................................4,900           199,063
Emerson Electric Co...................................3,600           348,300
General Electric Co...................................5,200           514,150
                                                                 ------------
                                                                    1,335,563
                                                                 ------------
CONSUMER BASICS - 1.9%
Cardinal Health Inc...................................6,300           366,975
Clorox Co.............................................4,400           441,650
Coca Cola Co..........................................4,200           221,025
Colgate Palmolive Co..................................5,100           470,475
Gillette Co...........................................6,200           482,050
Health Management Association*.......................16,700           375,750
Johnson & Johnson.....................................4,800           238,800
Lilly Eli & Co........................................3,600           262,800
Medtronic Inc.........................................7,100           482,800
Pfizer Inc............................................2,700           223,763
Procter & Gamble Co...................................3,800           408,500
Schering Plough Corp..................................3,100           200,725
Warner Lambert Co.....................................6,300           472,500
                                                                 ------------
                                                                    4,647,813
                                                                 ------------
CONSUMER DURABLE GOODS - 0.2%
Danaher Corp..........................................3,900           181,837
Federal Signal Corp...................................8,900           230,288
                                                                 ------------
                                                                      412,125
                                                                 ------------
CONSUMER NON-DURABLES - 0.6%
Henry Schein, Inc.*..................................10,200           350,625
Kohls Corp.*..........................................6,900           270,825
Nine West Group Inc.*.................................8,100           375,638
Walgreen Co...........................................9,000           360,000
                                                                 ------------
                                                                    1,357,088
                                                                 ------------
CONSUMER SERVICES - 0.3%
Carnival Corp........................................11,300           372,900
Regal Cinemas Inc.*..................................12,300           378,225
                                                                 ------------
                                                                      751,125
                                                                 ------------
FINANCE - 1.1%
American International Group Inc......................3,600           389,700
Federal National Mtg. Association (++)...............12,000           447,000
Franklin Resources Inc................................6,300           430,762
MBIA Inc..............................................2,400           243,000
Norwest Corp..........................................8,100           352,350
State Street Boston Corp..............................6,000           387,000
Travelers Group Inc...................................7,800           353,940
Zions  Bancorp........................................1,800           187,200
                                                                 ------------
                                                                    2,790,952
                                                                 ------------
GENERAL BUSINESS - 0.5%
CUC Intl Inc.*.......................................16,500           391,875
Gannett Inc...........................................2,400           179,700
Interpublic Group Cos Inc.............................5,300           251,750
Sun Guard Data Systems................................6,900           272,550
Washington Post Co......................................500           167,563
                                                                 ------------
                                                                    1,263,438
                                                                 ------------

TECHNOLOGY - 1.4%
3Com Corp.*...........................................3,200           234,800
Affiliated Computer Services Inc.*...................11,400           339,150
Andrew Corp.*.........................................7,200           382,050
Cisco Systems Inc.*...................................5,900           375,387
Computer Assoc Intl Inc...............................6,400           318,400
Intel Corp............................................3,300           432,093
Network General Corp.*................................6,400           193,600
Oracle Systems Corp.*.................................9,500           396,625
Parametric Technology Corp.*..........................8,100           416,137
Perkin Elmer Corp.....................................5,400           317,925
                                                                 ------------
                                                                    3,406,167
                                                                 ------------
TRANSPORTATION - 0.2%
Wisconsin Central
Transportation Corp.*................................11,400           451,725
                                                                 ------------
TOTAL COMMON STOCKS........................................        17,732,340
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.2%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97 (+).....................................           153,883
United States Treasury Bills
  4.00% due 1/2/97(##).....................................           464,325
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................           618,208
                                                                 ------------
TOTAL LARGE CAP GROWTH.....................................        18,350,548
                                                                 ------------

LARGE CAP VALUE--7.9%

-----------------------------------------------------------------------------
 COMMON STOCKS--7.9%
-----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.7%
Bowater Inc...........................................3,300           124,163
Cabot Corp............................................2,700            67,837
Cyprus Amax Minerals Co...............................4,300           100,512
E I du Pont de Nemours & Co...........................3,000           283,125
FMC Corp.*............................................3,500           245,438
Great Lakes Chemical Corp.............................2,600           121,550
Potash Corp. Sask Inc.................................2,100           178,500
Premark International Inc.............................4,200            93,450
Rhone Poulnec S A.....................................5,000           169,375
Rohm & Haas Co........................................3,500           285,688
                                                                 ------------
                                                                    1,669,638
                                                                 ------------
CAPITAL GOODS - 0.8%
Caterpillar Inc.......................................1,700           127,925
Cummins Engine Inc....................................7,000           322,000
Deere & Co. (++)......................................4,800           195,000
Harnischfeger Industries Inc..........................8,300           399,437
Kennametal Inc........................................6,000           233,250
Parker Hannifin Corp..................................4,900           189,875
Tecumseh Products Co..................................3,600           206,550
Trinova Corp..........................................8,800           320,100
                                                                 ------------
                                                                    1,994,137
                                                                 ------------
CONSUMER BASICS - 0.9%
Archer Daniels Midland Co.............................8,155           179,410
Bergen Brunswig Corp..................................6,400           182,400
Foundation Health Corp.*..............................6,400           203,200
IBP Inc...............................................6,800           164,900
Mallinckrodt Inc......................................5,300           233,862
Maxicare Health Plans Inc.*...........................4,300            95,675
Philip Morris Cos. Inc................................3,800           427,975
RJR Nabisco Holdings Corp.............................4,400           149,600
Tenet Healthcare Corp.*...............................5,400           118,125
Tupperware Corp.......................................4,200           225,225
Universal Foods Corp..................................4,700           165,675
                                                                 ------------
                                                                    2,146,047
                                                                 ------------
CONSUMER DURABLE GOODS - 0.5%
Eaton Corp............................................3,400           237,150
Ford Motor Co. Del...................................10,000           318,750
General Motors Corp...................................6,400           356,800
Goodyear Tire and Rubber..............................8,300           426,412
                                                                 ------------
                                                                    1,339,112
                                                                 ------------
CONSUMER NON-DURABLES - 0.2%
Dillard Dept. Stores Inc..............................5,400           166,725
Springs Industries Inc................................2,400           103,200
V F Corp..............................................3,000           202,500
                                                                 ------------
                                                                      472,425
                                                                 ------------
CONSUMER SERVICES - 0.2%
AMR Corp. Del*........................................2,900           255,562
UAL Corp.*............................................3,100           193,750
                                                                 ------------
                                                                      449,312
                                                                 ------------
ENERGY - 0.6%
Amoco Corp............................................3,000           241,500
Atlantic Richfield Co.................................1,500           198,750
British Petroleum PLC.................................1,900           268,613
Mapco Inc.............................................6,400           217,600
Panenergy Corp........................................3,100           139,500
Repsol................................................3,900           148,688
YPF Sociedad Anonima..................................5,600           141,400
                                                                 ------------
                                                                    1,356,051
                                                                 ------------
FINANCE - 1.7%
Ace Ltd...............................................3,000           180,375
Allstate Corp.........................................4,000           231,500
American General Corp.................................4,000           163,500
Bank of New York Inc..................................5,400           182,250
Capital One Financial Corp............................4,300           154,800
Case Corp.............................................1,400            76,300
Chase Manhattan Corp..................................2,600           232,050
Chubb Corp............................................2,400           129,000
Crestar Financial Corp................................1,300            96,688
Dean Witter Discover & Co.............................3,100           205,375
Federal Home Loan Mortgage Corp.......................1,200           132,150
Federal National Mortgage Association(++).............4,800           178,800
First Chicago NBD Corp................................3,000           161,250
First Union Corp......................................2,200           162,800
Great Western Financial Corp..........................7,700           223,300
ITT Hartford Group Inc................................2,600           175,500
Mellon Bank Corp......................................2,200           156,200
Old Republic Intl Corp................................6,200           165,850
Providian Corp........................................5,800           297,975
Reliastar Financial Corp..............................3,100           179,025
Republic NY Corp......................................2,100           171,412
Salomon Inc...........................................2,600           122,525
Signet Banking Corp...................................4,800           147,600
Standard Federal Bancorporation.......................2,800           159,250
St. Paul Cos Inc......................................1,800           105,525
Transatlantic Holdings Inc............................1,900           152,950
                                                                 ------------
                                                                    4,343,950
                                                                 ------------
GENERAL BUSINESS - 0.2%
PHH Corp..............................................7,700           331,100
Standard Register.....................................2,800            91,000
                                                                 ------------
                                                                      422,100
                                                                 ------------
MISCELLANEOUS - 0.2%
Everest Reinsurance Holdings..........................4,400           126,500
Textron Inc...........................................2,900           273,325
Ultramar Diamond Shamrock.............................4,600           145,475
                                                                 ------------
                                                                      545,300
                                                                 ------------
TECHNOLOGY - 1.2%
Beckman Industries Inc................................6,100           234,088
Compaq Computer Corp.*................................4,600           341,550
International Business Machines.......................3,500           528,500
LAM Research Corp.*...................................6,400           180,000
Raytheon Co...........................................3,300           158,813
Seagate Technology*..................................16,400           647,800
Stratus Computer Inc.*................................8,800           239,800
Tandy Corp............................................2,300           101,200
Tektronix Inc.........................................4,700           240,875
TRW Inc...............................................4,400           217,800
                                                                 ------------
                                                                    2,890,426
                                                                 ------------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe..........................2,200           190,025
CSX Corp..............................................3,000           126,750
                                                                 ------------
                                                                      316,775
                                                                 ------------
UTILITIES - 0.6%
Central ME Power Co...................................6,200            72,075
Cinergy Corp..........................................2,900            96,788
DTE Energy Co.........................................4,700           152,162
El Paso Natural Gas Co................................3,200           161,600
Entergy Corp..........................................4,800           133,200
GPU Inc...............................................4,000           134,500
MCI Communications Corp...............................7,000           228,813
Peco Energy Co........................................5,900           148,975
Sprint Corp...........................................4,700           187,412
Unicom Corp...........................................5,000           135,625
                                                                 ------------
                                                                    1,451,150
                                                                 ------------
TOTAL COMMON STOCKS........................................        19,396,423
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.0%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................            23,602
United States Treasury Bills
  4.00% due 1/2/97(##).....................................            71,218
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................            94,820
                                                                 ------------
TOTAL LARGE CAP VALUE......................................        19,491,243
                                                                 ------------

SMALL CAP  GROWTH - 16.6%

-----------------------------------------------------------------------------
 COMMON STOCK--15.0%
-----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
Carbide/Graphite Group Inc.*.........................41,300           810,513
Intertape Polymer Group Inc..........................32,750           753,250
                                                                 ------------
                                                                    1,563,763
                                                                 ------------
CAPITAL GOODS - 0.9%
Blount International Inc.............................19,850           761,744
Epic Design Technology Inc.*.........................30,700           767,500
Hardinge Bros. Inc...................................28,850           768,131
                                                                 ------------
                                                                    2,297,375
                                                                 ------------
CONSUMER BASICS - 2.9%
American Homepatient Inc.*...........................31,225           850,881
Consolidated Cigar Holdings Inc.*....................30,200           747,450
Cytyc Corp.*.........................................33,650           908,550
ESC Medical Systems Ltd.*............................27,450           699,975
NCS Healthcare Inc.*.................................29,500           859,188
Performance Food Group Co.*..........................50,675           785,463
Physician Sales & Services Inc.*.....................53,700           771,938
Vivus*...............................................20,950           759,438
Worthington Foods Inc................................35,466           673,854
                                                                 ------------
                                                                    7,056,737
                                                                 ------------
CONSUMER NON-DURABLES - 0.1%
Micro Warehouse Inc.*................................26,750           314,312
                                                                 ------------
CONSUMER SERVICES - 1.1%
Anchor Gaming *......................................20,200           813,050
Ballys Grand Inc.*....................................9,400           338,400
Regal Cinemas Inc.*..................................25,725           791,043
Toy Biz Inc.*........................................42,400           826,800
                                                                 ------------
                                                                    2,769,293
                                                                 ------------
ENERGY - 0.6%
Giant Industries Inc.................................49,650           695,100
Lomak Pete Inc.......................................44,900           768,912
                                                                 ------------
                                                                    1,464,012
                                                                 ------------
FINANCE - 0.3%
Interwest Bancorp Inc.*..............................23,700           764,325
                                                                 ------------
GENERAL BUSINESS - 1.6%
Atlantic Tele Network Inc............................48,100           733,525
Heftel Broadcasting Corp.*...........................24,834           782,271
Lamar Advertising Co.*...............................32,000           776,000
Macromedia Inc.*.....................................41,050           738,900
Remedytemp*..........................................44,150           761,588
                                                                 ------------
                                                                    3,792,284
                                                                 ------------
MISCELLANEOUS - 4.1%
Carson Inc.*.........................................56,050           777,694
Film Roman Inc.*....................................100,300           764,787
Forensic Technologies Intl. Corp.*...................43,950           428,513
Forrester Resh Inc.*..................................3,500            90,125
Gadzooks Inc.*.......................................40,100           731,825
Integrated Living Communities Inc.*..................85,050           489,037
Mastech Corp*........................................43,900           834,100
Metro Networks Inc.*.................................35,100           886,275
Midway Games Inc.*...................................41,250           835,312
Panavision Inc.*.....................................35,550           737,663
PLD Telekom Inc.*...................................110,800           678,650
Polycom Inc.*........................................59,900           292,013
Sirrom Cap Corp......................................20,900           768,075
Snyder Communications Inc.*..........................30,550           824,850
Suburban Lodges of America Inc.*.....................50,450           807,200
                                                                 ------------
                                                                    9,946,119
                                                                 ------------
SHELTER - 0.3%
Champion Enterprises Inc.*...........................40,200           783,900
                                                                 ------------
TECHNOLOGY - 2.5%
Activision Inc.*.....................................56,400           726,150
Dupont Photomasks Inc.*..............................17,350           787,256
Inso Corp.*..........................................19,650           781,087
Network General Corp.*...............................26,900           813,725
Phoenix Technology Ltd.*.............................48,000           774,000
S3 Inc.*.............................................45,600           741,000
Silicon Valley Research Inc.*........................89,650           179,300
Triquint Semiconductor Inc.*.........................18,248           481,291
Uniphase Corp.*......................................15,250           800,625
                                                                 ------------
                                                                    6,084,434
                                                                 ------------
TOTAL COMMON STOCKS........................................        36,836,554
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--1.6%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................         1,023,624
United States Treasury Bills
  4.00% due 1/2/97(##).....................................         3,088,678
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................         4,112,302
                                                                 ------------
TOTAL SMALL CAP GROWTH.....................................        40,948,856
                                                                 ------------

SMALL CAP VALUE--15.0%

-----------------------------------------------------------------------------
 COMMON STOCKS--14.3%
-----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.5%
Keystone Cons Inds Inc.*.............................15,600           128,700
Oil Dri Corp. of America.............................65,000           975,000
                                                                 ------------
                                                                    1,103,700
                                                                 ------------
CAPITAL GOODS - 1.8%
Cognex Corp.*........................................39,400           728,900
Commercial Intertech Corp............................69,100           941,488
D.R. Horton Inc.*....................................47,400           515,475
Esco Elects Corp.*..................................125,000         1,250,000
United Industrial Corp..............................184,000         1,081,000
                                                                 ------------
                                                                    4,516,863
                                                                 ------------
CONSUMER BASICS - 2.1%
Ekco Group Inc.*....................................261,000         1,141,875
Health Images Inc....................................21,600           359,100
Matrix Pharmaceuticals*..............................96,000           588,000
Nash Finch Co........................................18,200           386,750
RLI Corp.............................................24,300           811,013
Schultz Sav O Stores Inc.............................17,400           243,600
Schweitzer Mauduit Intl. Inc.........................28,500           901,313
Stanhome Inc.........................................25,000           662,500
                                                                 ------------
                                                                    5,094,151
                                                                 ------------
CONSUMER DURABLE GOODS - 0.7%
Flexsteel Industries Inc.............................25,000           325,000
Oshkosh Truck Corp...................................68,100           723,563
West Inc.............................................23,800           672,350
                                                                 ------------
                                                                    1,720,913
                                                                 ------------
CONSUMER NON-DURABLES - 0.4%
Little Switzerland Inc.*............................128,100           584,456
Syms Corp.*..........................................40,700           345,950
                                                                 ------------
                                                                      930,406
                                                                 ------------
CONSUMER SERVICESS - 0.5%
Aztar Corp.*........................................163,100         1,141,700
                                                                 ------------
ENERGY - 0.6%
Total Pete North America Ltd.........................73,300           760,488
Wiser Oil Co. Del....................................40,100           791,975
                                                                 ------------
                                                                    1,552,463
                                                                 ------------
FINANCE - 1.5%
Allied Life Finl Corp.................................6,000           105,000
Argonaut Group Inc....................................4,300           132,225
BankAtlantic Bancorp Inc.............................26,800           358,450
BankAtlantic Bancorp Inc. Class "A"...................6,700            87,100
Chartwell Re. Corp....................................7,400           197,950
Downey Financial Corp................................43,500           853,687
Financial Securities Assurance Hlds. Ltd.............25,300           831,737
GA Financial Inc.....................................39,900           603,487
Guaranty Natl Corp....................................5,700            95,475
Harleysville Group Inc..................................700            21,350
Presidential Life Corp...............................18,300           220,744
Redfed Bancorp Inc.*.................................19,900           268,650
                                                                 ------------
                                                                    3,775,855
                                                                 ------------
GENERAL BUSINESS - 0.5%
Ennis Business Forms Inc............................106,000         1,192,500
                                                                 ------------
MISCELLANEOUS - 1.7%
American Bldgs Co.*..................................33,100           790,262
Bank Plus Corp.*.....................................38,000           437,000
Everen Capital Corp.....................................500            11,187
Farm Family Holdings Inc.*...........................34,800           678,600
FBL Financial Group Inc..............................18,900           470,137
First Enterprise Financial Group*....................45,500           426,563
GCR Holdings Ltd.....................................29,000           645,250
Haskel International Inc.............................32,700           249,338
Symons Intl Group Inc.*...............................3,700            61,975
Wilshire Finl Svcs Group Inc.*.......................14,500           235,625
                                                                 ------------
                                                                    4,005,937
                                                                 ------------
SHELTER - 2.3%
Ameron Intl. Corp....................................14,600           753,725
Beazer Homes USA Inc.*...............................54,000           999,000
Butler Mfg. Co. Del..................................15,100           611,550
Morgan Products Ltd.*...............................168,000         1,239,000
Patrick Industries Inc................................6,400            96,800
Ryland Group Inc.....................................75,700         1,040,875
US Homes Corp.*......................................34,900           907,400
                                                                 ------------
                                                                    5,648,350
                                                                 ------------
TECHNOLOGY - 1.2%
Advanced Logic Research Inc.*........................41,500           513,562
Analysis & Technology Inc............................10,000           145,000
Mapinfo Corp.*.......................................20,000           222,500
Symantec Corp.*......................................45,600           661,200
Tekelec Inc.*........................................43,500           685,125
Watkins Johnson Co...................................36,100           884,450
                                                                 ------------
                                                                    3,111,837
                                                                 ------------
TRANSPORTATION - 0.5%
Fritz Comp. Inc.*....................................83,000         1,058,250
Kenan Trans Co.......................................11,200           212,800
                                                                 ------------
                                                                    1,271,050
                                                                 ------------
TOTAL COMMON STOCKS........................................        35,065,725
                                                                 ------------

-----------------------------------------------------------------------------
 FIXED INCOME - 0.0%
-----------------------------------------------------------------------------
BankAtlantic Bancorp Inc. 6.75%
   due 7/01/06...................................... 60,000            66,300
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.7%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
 6.00% due 1/2/97(+).......................................           421,151
United States Treasury Bills
  4.00% due 1/2/97(##).....................................         1,270,779
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................         1,691,930
                                                                 ------------
TOTAL SMALL CAP VALUE......................................        36,823,955
                                                                 ------------

INTERNATIONAL  EQUITY--25.4%

-----------------------------------------------------------------------------
 COMMON STOCKS--23.9%
-----------------------------------------------------------------------------
ISSUER                                               SHARES          VALUE
-----------------------------------------------------------------------------
AUSTRIA - 0.4%
Bohler Uddeholm......................................12,040           861,708
                                                                 ------------
AUSTRALIA - 1.1%
Australia & New Zealand
   Bank Group.......................................132,700           836,429
Gio Australia Holdings..............................130,702           334,521
Pioneer Intl  Ltd...................................322,500           961,271
Quantas Airways.....................................365,415           609,945
                                                                 ------------
                                                                    2,742,166
                                                                 ------------
CANADA - 0.9%
Bank N S Halifax.....................................16,000           535,748
Canadian Imperial Bank Toronto.......................11,635           513,646
Imasco Ltd...........................................21,500           527,569
Noranda Inc..........................................27,200           606,850
                                                                 ------------
                                                                    2,183,813
                                                                 ------------
FINLAND - 0.3%
UPM Kymmene Oy.......................................40,000           839,130
                                                                 ------------
FRANCE - 1.5%
Elf Aquitaine.........................................7,300           664,506
Lafarge..............................................17,700         1,061,966
Pernod Ricard........................................22,000         1,216,922
Usinor Sacilor.......................................50,500           734,846
                                                                 ------------
                                                                    3,678,240
                                                                 ------------
GERMANY - 0.8%
Bayer AG.............................................12,150           495,854
Buderus AG..............................................900           444,502
Commerzbank AG.......................................42,650         1,083,711
                                                                 ------------
                                                                    2,024,067
                                                                 ------------
GREAT BRITAIN - 5.1%
Abbey National.......................................73,984           968,370
Bat Industries......................................146,000         1,210,622
British Gas.........................................101,000           387,596
BTR.................................................312,750         1,527,047
Coats Viyella.......................................540,000         1,239,678
Commercial Union.....................................64,000           751,071
Hanson..............................................400,000           561,933
Hillsdown Holdings..................................363,900         1,246,873
Hyder................................................87,700         1,120,853
Imperial Tobacco.....................................15,900           102,967
Lex Service.........................................155,000           841,785
Powergen............................................111,000         1,087,751
Redland.............................................143,500           907,170
Safeway..............................................98,000           676,615
                                                                 ------------
                                                                   12,630,331
                                                                 ------------
HONG KONG - 2.0%
Hang Lung Development Co............................318,000           698,946
Harbour Ring International........................2,379,000           199,929
Hong Kong Telecomm..................................648,800         1,044,355
HSBC Holdings........................................34,000           727,520
Manhattan Card Co.................................1,668,000           846,454
New World Development Co............................119,000           803,898
Sth China Morn Post.................................610,000           504,751
                                                                 ------------
                                                                    4,825,853
                                                                 ------------
IRELAND - 0.4%
Smurfit.............................................313,125           952,482
                                                                 ------------
ITALY - 0.2%
Danieli & C..........................................87,900           367,940
                                                                 ------------
JAPAN - 3.2%
Daiwa House Inds.....................................51,000           656,161
Koito Mfg. Co........................................59,000           394,828
MOS Food Services....................................25,000           496,503
Nichicon Corp........................................60,000           694,241
Nintendo Co...........................................8,500           608,454
Nippon Fire & Marine................................158,000           716,259
Promise Co...........................................22,900         1,127,105
Sekisui Chemical.....................................66,500           671,833
Sony Corp............................................12,300           806,122
Suzuki Motor Corp....................................97,000           887,833
Yodogawa Steelworks.................................135,000           821,820
                                                                 ------------
                                                                    7,881,159
                                                                 ------------
MALAYSIA - 0.7%
Arab Malaysian Finance..............................148,000           826,292
Bolton Properties....................................82,500           117,600
Kedah Cement Holdings...............................154,000           304,890
Malaysian International Shipping....................198,000           588,002
                                                                 ------------
                                                                    1,836,784
                                                                 ------------
NETHERLANDS - 2.0%
Akzo Nobel NV.........................................7,400         1,011,526
ABN Amro Holdings  NV................................17,400         1,132,789
Fortis Amev NV.......................................10,950           383,710
Hollandsche Beton.....................................4,400           912,111
Ing Groep NV.........................................26,800           965,514
Kon PTT Nederland....................................15,800           603,081
                                                                 ------------
                                                                    5,008,731
                                                                 ------------
NEW ZEALAND - 0.6%
Fletcher Challenge(Building)........................223,490           687,297
Fletcher Challenge(Paper)...........................423,000           870,223
                                                                 ------------
                                                                    1,557,520
                                                                 ------------
NORWAY - 0.7%
Kvaerner ASA.........................................18,200           877,078
Nycomed..............................................55,760           848,113
                                                                 ------------
                                                                    1,725,191
                                                                 ------------
SINGAPORE - 0.1%
Sembawang Corp.......................................51,000           269,706
                                                                 ------------
SPAIN - 1.2%
Banco Santander SA...................................17,800         1,139,365
Repsol SA............................................35,200         1,350,248
Telefonica de Espana.................................15,200           352,998
                                                                 ------------
                                                                    2,842,611
                                                                 ------------
SWEDEN - 0.3%
Marieberg Tidnings...................................31,100           761,551
                                                                 ------------
SWITZERLAND - 2.0%
Forbo Hldg............................................2,200           887,561
Nestle SA...............................................890           955,495
Sarna Kunst Holdings....................................248           234,382
Schw Ruckversicher....................................1,065         1,137,008
Sig Schw Ind HG AG......................................367           929,496
Sulzer AG.............................................1,500           802,391
                                                                 ------------
                                                                    4,946,333
                                                                 ------------
UNITED STATES - 0.4%
Jardine Matheson....................................136,400           900,240
                                                                 ------------
TOTAL COMMON STOCKS........................................        58,835,556
                                                                 ------------

-----------------------------------------------------------------------------
 FIXED INCOME - 0.1%
-----------------------------------------------------------------------------
                                                   PRINCIPAL
ISSUER                                               AMOUNT          VALUE
-----------------------------------------------------------------------------
New World China Fin Ltd.
   4.00% due 12/31/99...............................215,000           214,742
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--1.4%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
   6.00% due 1/2/97(+).....................................           869,493
United States Treasury Bill
   4.00% due 1/2/97(##)....................................         2,623,604
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................         3,493,097
                                                                 ------------
TOTAL INTERNATIONAL EQUITY.................................        62,543,395
                                                                 ------------

DOMESTIC FIXED INCOME - 5.0%

-----------------------------------------------------------------------------
 FIXED INCOME--4.8%
-----------------------------------------------------------------------------
ISSUER                                               SHARES          VALUE
-----------------------------------------------------------------------------
CORPORATE BONDS - 0.0%
Aetna Services Inc.
  6.970% due 8/15/36.................................90,000            91,648
                                                                 ------------
FOREIGN BONDS - 0.0%
Enersis SA
  6.900% due 12/1/06................................100,000            97,599
                                                                 ------------
ASSET BACKED - 0.1%
General Motors Acceptance Corp.
  7.22%  due 2/15/06............................... 100,000           101,156
Federal Home Loan Mortgage Corp.
  7.50%  due 1/15/20................................ 99,400           100,006
  7.50%  due 8/15/21................................ 98,363            98,962
                                                                 ------------
                                                                      300,124
                                                                 ------------
MORTGAGE BACKED - 0.5%
Federal Home Loan Mortgage Corp.
  6.50%  due 4/01/11................................ 48,613            47,899
  6.50%  due 7/01/11............................... 117,019           114,897
Federal National Mortgage Association
  6.50%  due 5/01/11................................ 87,704            86,087
  6.50%  due 7/01/11................................ 58,965            57,878
  7.00%  due 6/01/03................................ 63,884            64,144
  7.00%  due 7/01/03............................... 159,317           159,963
  8.00%  due 11/01/03.............................. 170,665           173,652
  8.00%  due 5/01/26............................... 324,308           330,389
  9.00%  due 7/01/25............................... 100,000           105,250
                                                                 ------------
                                                                    1,140,159
                                                                 ------------
U. S. TREASURY ISSUES - 4.2%
United States Treasury Bond
  6.875% due 8/15/25................................155,000           158,052
  6.75% due 8/15/26.................................100,000           100,750
  6.50% due 11/15/26................................250,000           245,352
                                                                 ------------
                                                                      504,154
                                                                 ------------
United States Treasury Notes
  6.00% due 5/31/98...............................3,265,000         3,275,187
  6.375% due 5/15/99..............................1,580,000         1,593,572
  5.875% due 11/15/99...............................300,000           298,827
  6.50% due 5/31/01...............................3,325,000         3,361,376
  6.875% due 5/15/06..............................1,270,000         1,308,697
                                                                 ------------
                                                                    9,837,659
                                                                 ------------
TOTAL FIXED INCOME.........................................        11,971,343
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--0.2%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................            85,116
United States Treasury Bills
  4.00% due 1/2/97(##).....................................           256,828
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................           341,944
                                                                 ------------
TOTAL DOMESTIC FIXED INCOME................................        12,313,287
                                                                 ------------
INTERNATIONAL  BOND - 26.1%

-----------------------------------------------------------------------------
 FIXED INCOME--18.1%
-----------------------------------------------------------------------------
                                                  PRINCIPAL
ISSUER                                CURRENCY      AMOUNT           VALUE
-----------------------------------------------------------------------------
AUSTRIA - 0.2%
Republic of Austria
  7.625% due 10/18/04....................ATS      4,810,000           496,169
                                                                 ------------
BELGIUM - 0.6%
Belgium (Kingdom)
  9.00% due 3/28/03.......................BF     22,800,000           863,134
  8.50% due 10/01/07......................BF     14,050,000           528,522
                                                                 ------------
                                                                    1,391,656
                                                                 ------------
CANADA - 3.7%
Canadian Government
  6.25% due 9/15/98......................CAD      4,300,000         3,250,515
  8.00% due 11/01/98.....................CAD      4,000,000         3,111,400
  9.00% due 12/01/04.....................CAD      3,180,000         2,723,657
                                                                 ------------
                                                                    9,085,572
                                                                 ------------
DENMARK - 0.4%
Denmark (Kingdom)
  8.00% due 5/15/03......................DKK      4,680,000           880,022
                                                                 ------------
FINLAND - 0.1%
Finland (Rep of)
  9.50% due 3/15/04......................FIM      1,000,000           263,785
                                                                 ------------
FRANCE - 0.9%
Government of France
  8.25% due 2/27/04......................FRE      1,200,000           271,061
  7.75% due 10/25/05.....................FRE      8,220,000         1,814,309
                                                                 ------------
                                                                    2,085,370
                                                                 ------------
GERMANY - 2.1%
Germany (Fed) Rep
  7125% due 12/20/02.....................DEM      3,030,000         2,164,595
  7.375% due 1/03/05.....................DEM        640,000           461,575
Treuhandanstalt
  7.75% due 10/25/05.....................DEM      3,680,000         2,589,010
                                                                 ------------
                                                                    5,215,180
                                                                 ------------
GREAT BRITAIN - 1.7%
Treasury
  8.00% due 12/7/00......................GBP        300,000           528,097
  6.75% due 11/26/04.....................GBP         80,000           132,131
  8.50% due 12/7/05......................GBP      1,930,000         3,522,447
                                                                 ------------
                                                                    4,182,675
                                                                 ------------
ITALY - 1.1%
Republic of Italy
  9.187% due 9/01/05.....................ITL  3,400,000,000         2,678,312
                                                                 ------------
JAPAN - 2.5%
Japan
  5.50% due 3/20/02......................JPY    403,000,000         4,107,600
  4.50% due 6/20/03......................JPY    205,000,000         2,013,181
                                                                 ------------
                                                                    6,120,781
                                                                 ------------
NETHERLANDS  - 1.7%
Dutch Government
  6.25% due 7/15/98......................NLG      4,400,000         2,655,546
  9.00% due 5/15/00......................NLG      2,450,000         1,630,495
  5.75% due 1/15/04......................NLG        100,000            59,195
                                                                 ------------
                                                                    4,345,236
                                                                 ------------
NEW ZEALAND  - 0.6%
New Zealand Government
  10.00% due 3/15/02.....................NED        830,000           659,158
  8.00%  due 4/15/04.....................NED        400,000           295,351
  8.00% due 11/15/06.....................NED        850,000           634,287
                                                                 ------------
                                                                    1,588,796
                                                                 ------------
SPAIN - 0.9%
Government of Spain
  10.900% due 8/30/03....................ESP    137,300,000         1,306,214
  10.000% due 2/28/05....................ESP     98,000,000           908,175
                                                                 ------------
                                                                    2,214,389
                                                                 ------------
SWEDEN - 1.6%
Sweden (Kingdom)
  11.00% due 1/21/99.....................SEK     23,500,000         3,873,215
                                                                 ------------
TOTAL FIXED INCOME.........................................        44,421,158
                                                                 ------------
-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--7.0%
-----------------------------------------------------------------------------
                                                  PRINCIPAL
ISSUER                                CURRENCY      AMOUNT           VALUE
-----------------------------------------------------------------------------
ARGENTINA TREASURY BILL
  due 2/14/97..........................  ARS     1,000, 000           990,321
Bayerische Landesbank
  11.50%  due 10/09/97.................  CZK     18,000,000           657,701
Caisse D. Amotissement
  5.40%  due 1/27/97...................        $    800,000           796,880
Canadian Wheat Board
  5.32%  due 2/14/97...................        $  2,000,000         1,986,996
Electricite de France
  5.39%  due 1/13/97...................        $  1,500,000         1,497,305
Ford Motor Credit Co. Disc. C.P.
  5.34%  due 2/27/97...................        $  1,100,000         1,090,700
General Electric Capital Corp.
  5.40%  due 1/21/97...................        $  1,300,000         1,296,100
General Motors Acceptance Corp.
  5.34%  due 1/6/97....................        $    400,000           399,703
Her Majesty in Right of Canada
  5.35%  due 1/13/97...................        $  1,700,000         1,696,968
Kellogg Co.
  5.35%  due 1/10/97...................        $    200,000           199,138
KFW Intl Fin. Inc.
  5.30%  due 1/10/97...................        $    600,000           599,205
New Center Asset Trust
  5.40%  due 1/15/97...................        $  2,000,000         1,995,800
Pitney Bowes Inc.
  5.34%  due 1/14/97...................        $  2,000,000         1,996,143
Province of British Columbia
  5.31%  due 1/22/97...................        $  1,600,000         1,595,044
Sanwa Repurchase Agreement
  6.00%  due 1/2/97(+).....................................            83,302
United States Treasury Bills
  4.00%  due 1/2/97(+).....................................           251,355
United States Treasury Bills
  5.01%  due 3/6/97........................................             9,913
United States Treasury Bills
  1.00%  due 3/13/97.......................................             9,904
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................        17,152,478
                                                                 ------------

-----------------------------------------------------------------------------
 INTERNATIONAL BOND OPTIONS - 1.0%
-----------------------------------------------------------------------------
                                                   PRINCIPAL
ISSUER                                               AMOUNT          VALUE
-----------------------------------------------------------------------------
Purchased calls
AST 1,290,000  Australian Government Bonds
  @ 102.60 exp. date 3/6/97................................            91,308
CAD 1,700,000  Canadian Government Bonds
  @ 94.32 exp. date 1/14/97................................           149,701
CAD 4,700,000  Canadian Government Bonds
  @ 94.27 exp. date 1/15/97................................           415,116
CAD 2,600,000  Canadian Government Bonds
  @ 96.15 exp. date 2/20/97................................           184,030
CAD 2,600,000  Canadian Government Bonds
  @ 96.05 exp. date 3/12/97................................           181,580
CAD 4,400,000  Canadian Government Bonds
  @ 95.25 exp. date 3/12/97................................           332,836
CAD 2,500,000  Canadian Government Bonds
  @ 96.30 exp. date 3/13/97................................           169,302
JPY 38,000,000  Japanese Government Bonds
  @ 104.93 exp. date 1/10/97...............................            38,118
JPY 50,000,000  Japanese Government Bonds
  @ 98.44 exp. date 1/10/97................................            48,113
JPY 87,000,000  Japanese Government Bonds
  @ 92.80 exp. date 2/19/97................................           158,344
JPY 94,000,000  Japanese Government Bonds
  @ 108.00 exp. date 3/11/97...............................            82,093
JPY 210,600,000  Japanese Government Bonds
  @ 99.14 exp. date 3/24/97................................           223,311
NLG 800,000  Netherland Guilder Government
  Bonds @ 93.569 exp. date 1/13/97.........................            49,062
SEK 25,000,000  Swedish Government Bonds
  @ 99.67 exp. date 2/13/97................................           438,276
                                                                 ------------
TOTAL INTERNATIONAL BOND OPTIONS...........................         2,561,190
                                                                 ------------
TOTAL INTERNATIONAL BOND...................................        64,134,826
                                                                 ------------

SHORT-TERM--4.9%
-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--4.9%
-----------------------------------------------------------------------------
ISSUER                                               SHARES          VALUE
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00%  due 1/2/97(+).....................................         2,641,828
United States Treasury Bills
  4.00%  due 1/2/97(##)....................................         7,971,436
United States Treasury Bills
  5.402%  due 7/24/97......................................           969,386
United States Treasury Bills
  5.39%  due 9/18/97.......................................           480,536
                                                                 ------------

TOTAL SHORT-TERM...........................................        12,063,186
                                                                 ------------
TOTAL INVESTMENTS
  (Identified Cost $253,889,565).....................108.3%      $266,669,296
OTHER ASSETS,
  LESS LIABILITIES....................................(8.3)       (20,517,150)
                                                     ------      ------------
NET ASSETS...........................................100.0%      $246,152,146
                                                     ======      ============

  * Non income producing
(+) The Portfolio owns in aggregate Sanwa Repurchase Agreements 6.00%, due
    1/02/97 valued at $5,301,999 collaterized by $4,607,000 U.S. Treasury Bonds, 7.875% due 2/15/21 with a market value of $5,208,790, portions of which are listed separately by each Asset Class.
(##)The Portfolio owns in aggregate U.S. Treasury Bills 4.00% due 1/02/97 valued at $15,998,223, portions of which are listed separately by each Asset Class.
(++)The Portfolio owns in aggregate 9,700 shares in Deere & Co., valued at $394,063 and 16,800 shares in Federal National Mortgage Association, valued at $625,800.

 See notes to financial statements

ASSET ALLOCATION PORTFOLIO 400
--------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1996 ARE AS FOLLOWS:

                                                                       NUMBER OF    EXPIRATION       UNREALIZED
          CONTRACTS                                                    CONTRACTS       DATE           GAIN/LOSS
          ---------                                                    ---------    ----------       ----------
French Bond--10 Year (Buy)                                                 2        March 1997        $1,347
French Bond--10 Year (Buy)                                                 3        March 1997           366
                                                                                                      ------
                                                                                                      $1,713
                                                                                                      ======

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1996 ARE AS FOLLOWS:

                                                                                                     UNREALIZED
                                                          MARKET      AGGREGATE    DELIVERY DATE    APPRECIATION
                CURRENCY               COUNTRY             VALUE     FACE VALUE     OF CONTRACT    (DEPRECIATION)
                --------               -------             -----     ----------    -------------   --------------
Dollar (Buy)                           Australia       $  581,041   $  577,587     January 1997       $  3,454
Dollar (Sell)                          Australia           68,328       68,443     January 1997            115
Shilling (Buy)                         Austria             92,700       92,793     March 1997              (93)
Shilling (Sell)                        Austria             28,737       28,766     March 1997               29
Franc (Buy)                            Belgium            208,471      208,159     March 1997              311
Dollar (Sell)                          Canada             861,253      880,565     January 1997         19,313
Dollar(Sell)                           Canada           2,377,638    2,448,419     February 1997        70,781
Dollar (Sell)                          Canada           3,316,474    3,323,536     March 1997            7,062
Krone (Buy)                            Denmark            322,963      323,717     January 1997           (754)
Krone (Sell)                           Denmark            155,110      157,322     January 1997          2,212
Markka (Buy)                           Finland            892,953      882,848     January 1997         10,105
Markka (Sell)                          Finland          1,106,608    1,119,845     January 1997         13,237
Franc (Buy)                            France           2,670,695    2,672,722     March 1997           (2,027)
Mark (Buy)                             Germany             60,500       62,000     January 1997         (1,500)
Mark (Sell)                            Germany            316,161      323,353     January 1997          7,192
Mark (Buy)                             Germany          3,144,591    3,112,186     March 1997           32,406
Mark (Sell)                            Germany            752,332      751,160     March 1997           (1,172)
Mark (Sell)                            Germany            380,476      390,554     May 1997             10,078
Sterling (Buy)                         Great Britain    6,396,528    6,378,887     January 1997         17,641
Sterling (Sell)                        Great Britain    4,040,570    3,933,641     January 1997       (106,929)
Rupiah (Buy)                           Indonesia          417,053      404,634     March 1997           12,419
Rupiah (Sell)                          Indonesia          417,053      411,701     March 1997           (5,352)
Lira (Buy)                             Italy            3,969,702    3,951,747     January 1997         17,955
Yen (Buy)                              Japan            8,894,628    9,259,140     January 1997       (364,513)
Yen (Sell)                             Japan               50,360       51,742     January 1997          1,382
Yen (Buy)                              Japan            5,651,095    5,711,391     February 1997       (60,296)
Peso (Buy)                             Mexico             415,119      411,873     January 1997          3,246
Peso (Sell)                            Mexico             424,526      424,526     January 1997             --
Guilder (Buy)                          Netherlands        938,826      930,420     January 1997          8,406
Dollar (Buy)                           New Zealand        127,070      126,720     January 1997            350
Dollar (Sell)                          New Zealand        464,510      465,035     January 1997            524
Dollar (Sell)                          New Zealand        617,912      617,475     February 1997          (437)
Dollar (Sell)                          New Zealand        649,122      650,818       May 1997           1,696
Dollar (Buy)                           New Zealand          7,013        6,986     June 1997                27
Peseta (Buy)                           Spain            2,574,581    2,574,581     January 1997             --
Peseta (Sell)                          Spain            2,516,761    2,529,748     January 1997         12,987
Peseta (Buy)                           Spain            2,786,012    2,777,377     March 1997            8,635
Krona (Sell)                           Sweden           6,964,028    7,142,344     January 1997        178,317
Krona (Sell)                           Sweden             246,077      247,130     February 1997         1,054
Franc (Buy)                            Switzerland      1,046,590    1,036,937     January 1997          9,653
Franc (Sell)                           Switzerland      2,169,664    2,291,548     January 1997        121,883
Franc (Sell)                           Switzerland      1,050,683    1,040,892     February 1997        (9,791)
                                                                                                      --------
                                                                                                      $ 19,606
                                                                                                      ========

ASSET ALLOCATION PORTFOLIO 500
-----------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996


ISSUER                                               SHARES          VALUE
-----------------------------------------------------------------------------

LARGE CAP GROWTH--7.7%
-----------------------------------------------------------------------------
 COMMON STOCKS--7.3%
-----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.5%
Kimberly Clark Corp...................................1,450      $    138,113
Praxair...............................................3,100           142,988
Sigma Aldrich.........................................2,550           159,216
                                                                 ------------
                                                                      440,317
                                                                 ------------
CAPITAL GOODS - 0.6%
Crane Co..............................................3,100            89,900
Deere & Co. (++)......................................1,600            65,000
Emerson Electric Co...................................1,250           120,938
General Electric Co...................................1,750           173,031
                                                                 ------------
                                                                      448,869
                                                                 ------------
CONSUMER BASICS - 1.9%
Cardinal Health Inc...................................2,100           122,325
Clorox Co.............................................1,500           150,562
Coca Cola Co..........................................1,400            73,675
Colgate Palmolive Co..................................1,700           156,825
Gillette Co...........................................2,100           163,275
Health Management Association*........................5,600           126,000
Johnson & Johnson.....................................1,600            79,600
Lilly Eli & Co........................................1,200            87,600
Medtronic Inc.........................................2,400           163,200
Pfizer Inc..............................................900            74,588
Procter & Gamble Co...................................1,300           139,750
Schering Plough Corp..................................1,050            67,987
Warner Lambert Co.....................................2,100           157,500
                                                                 ------------
                                                                    1,562,887
                                                                 ------------
CONSUMER DURABLE GOODS - 0.2%
Danaher Corp..........................................1,300            60,612
Federal Signal Corp...................................2,900            75,037
                                                                 ------------
                                                                      135,649
                                                                 ------------
CONSUMER NON-DURABLES - 0.6%
Henry Schein, Inc.*...................................3,400           116,875
Kohls Corp.*..........................................2,300            90,275
Nine West Group Inc.*.................................2,750           127,531
Walgreen Co...........................................3,100           124,000
                                                                 ------------
                                                                      458,681
                                                                 ------------
CONSUMER SERVICES - 0.3%
Carnival Corp.........................................3,800           125,400
Regal Cinemas Inc.*...................................4,100           126,075
                                                                 ------------
                                                                      251,475
                                                                 ------------
FINANCE - 1.1%
American International Group Inc......................1,200           129,900
Federal National Mtg. Association (++)................4,000           149,000
Franklin Resources Inc................................2,100           143,588
MBIA Inc................................................800            81,000
Norwest Corp..........................................2,750           119,625
State Street Boston Corp..............................2,000           129,000
Travelers Group Inc...................................2,650           120,244
Zions  Bancorp..........................................600            62,400
                                                                 ------------
                                                                      934,757
                                                                 ------------
GENERAL BUSINESS - 0.5%
CUC Intl Inc.*........................................5,500           130,625
Gannett Inc.............................................800            59,900
Interpublic Group Cos Inc.............................1,800            85,500
Sun Guard Data Systems*...............................2,300            90,850
Washington Post Co......................................190            63,674
                                                                 ------------
                                                                      430,549
                                                                 ------------
TECHNOLOGY - 1.4%
3Com Corp.*...........................................1,050            77,043
Affiliated Computer Services Inc.*....................3,800           113,050
Andrew Corp.*.........................................2,400           127,350
Cisco Systems Inc.*...................................2,000           127,250
Computer Assoc Intl Inc...............................2,200           109,450
Intel Corp............................................1,100           144,031
Network General Corp.*................................2,150            65,037
Oracle Systems Corp.*.................................3,200           133,600
Parametric Technology Corp.*..........................2,700           138,713
Perkin Elmer Corp.....................................1,800           105,975
                                                                 ------------
                                                                    1,141,499
                                                                 ------------
TRANSPORTATION - 0.2%
Wisconsin Central Transportation Corp.*...............3,850           152,556
                                                                 ------------
TOTAL COMMON STOCKS........................................         5,957,239
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS - 0.4%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................            76,545
United States Treasury Bills
  4.00% due 1/2/97(##).....................................           268,429
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................           344,974
                                                                 ------------
TOTAL LARGE CAP GROWTH.....................................         6,302,213
                                                                 ------------

LARGE CAP VALUE--7.8%
-----------------------------------------------------------------------------
 COMMON STOCKS--7.3%
-----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.7%
Bowater Inc...........................................1,000            37,625
Cabot Corp..............................................800            20,100
Cyprus Amax Minerals Co...............................1,300            30,387
Dow Chemical Co.........................................500            39,187
E I du Pont de Nemours & Co.............................900            84,937
FMC Corp.*............................................1,100            77,137
Great Lakes Chemical Corp...............................700            32,725
Potash Corp. Sask Inc...................................600            51,000
Premark International Inc.............................1,200            26,700
Rhone Poulnec S A.....................................1,400            47,425
Rohm & Haas Co........................................1,000            81,625
Westvaco Corp.........................................1,100            31,828
                                                                 ------------
                                                                      560,676
                                                                 ------------
CAPITAL GOODS - 0.8%
Caterpillar Inc.........................................500            37,625
Cummins Engine Inc....................................2,400           110,400
Deere & Co. (++)......................................1,500            60,937
Harnischfeger Industries Inc..........................2,600           125,125
Kennametal Inc........................................1,800            69,975
Parker Hannifin Corp..................................1,500            58,125
Tecumseh Products Co..................................1,700            97,537
Trinova Corp..........................................3,600           130,950
                                                                 ------------
                                                                      690,674
                                                                 ------------
CONSUMER BASICS - 0.8%
Archer Daniels Midland Co.............................2,500            55,000
Bergen Brunswig Corp..................................1,800            51,300
Foundation Health Corp.*..............................1,800            57,150
IBP Inc...............................................2,100            50,925
Mallinckrodt Inc......................................1,500            66,188
Maxicare Health Plans Inc.*...........................1,200            26,700
Philip Morris Cos. Inc................................1,300           146,412
RJR Nabisco Holdings Corp.............................1,800            61,200
Tenet Healthcare Corp.*...............................1,500            32,813
Tupperware Corp.......................................1,200            64,350
Universal Foods Corp..................................1,400            49,350
                                                                 ------------
                                                                      661,388
                                                                 ------------
CONSUMER DURABLE GOODS - 0.4%
Eaton Corp............................................1,100            76,725
Ford Motor Co. Del....................................2,800            89,250
General Motors Corp...................................1,800           100,350
Goodyear Tire and Rubber..............................2,300           118,163
                                                                 ------------
                                                                      384,488
                                                                 ------------
CONSUMER NON-DURABLES - 0.2%
Dillard Dept. Stores Inc..............................1,500            46,313
Springs Industries Inc..................................700            30,100
V F Corp................................................900            60,750
                                                                 ------------
                                                                      137,163
                                                                 ------------
CONSUMER SERVICES - 0.2%
AMR Corp. Del*..........................................900            79,313
UAL Corp.*............................................1,200            75,000
                                                                 ------------
                                                                      154,313
                                                                 ------------
ENERGY - 0.5%
Amoco Corp..............................................900            72,450
Atlantic Richfield Co...................................400            53,000
British Petroleum PLC...................................500            70,688
Mapco Inc.............................................1,800            61,200
Panenergy Corp..........................................900            40,500
Repsol................................................1,100            41,937
YPF Sociedad Anonima..................................1,600            40,400
                                                                 ------------
                                                                      380,175
                                                                 ------------
FINANCE - 1.7%
Ace Ltd.................................................900            54,112
Allstate Corp.........................................1,200            69,450
American General Corp.................................1,200            49,050
Bank of New York Inc..................................1,600            54,000
Capital One Financial Corp............................1,300            46,800
Case Corp.............................................1,500            81,750
Chase Manhattan Corp....................................800            71,400
Chubb Corp..............................................800            43,000
Crestar Financial Corp..................................400            29,750
Dean Witter Discover & Co.............................1,000            66,250
Federal Home Loan Mortgage Corp.........................400            44,050
Federal National Mortgage Association(++).............1,500            55,875
First Chicago NBD Corp..................................900            48,375
First Union Corp........................................700            51,800
Great Western Financial Corp..........................2,400            69,600
ITT Hartford Group Inc..................................800            54,000
Mellon Bank Corp........................................700            49,700
Old Republic Intl Corp................................1,900            50,825
Providian Corp........................................1,700            87,338
Reliastar Financial Corp..............................1,000            57,750
Republic NY Corp........................................600            48,975
Salomon Inc.............................................800            37,700
Signet Banking Corp...................................1,500            46,125
Standard Federal Bancorporation.........................900            51,188
St. Paul Cos Inc........................................600            35,175
Transatlantic Holdings Inc..............................600            48,300
                                                                 ------------
                                                                    1,402,338
                                                                 ------------
GENERAL BUSINESS - 0.2%
Olsten Corp...........................................1,900            28,738
PHH Corp..............................................2,200            94,600
Standard Register.......................................900            29,250
                                                                 ------------
                                                                      152,588
                                                                 ------------
MISCELLANEOUS - 0.2%
Everest Reinsurance Holdings..........................1,400            40,250
Textron Inc.............................................900            84,825
Ultramar Diamond Shamrock.............................1,300            41,113
                                                                 ------------
                                                                      166,188
                                                                 ------------
TECHNOLOGY - 1.0%
Beckman Industries Inc................................1,700            65,238
Compaq Computer Corp.*................................1,300            96,525
International Business Machines.......................1,000           151,000
LAM Research Corp.*...................................1,800            50,625
Raytheon Co...........................................1,000            48,125
Seagate Technology*...................................4,400           173,800
Stratus Computer Inc.*................................2,500            68,125
Tandy Corp..............................................700            30,800
Tektronix Inc.........................................1,400            71,750
TRW Inc...............................................1,300            64,350
                                                                 ------------
                                                                      820,338
                                                                 ------------
TRANSPORTATION - 0.1%
Burlington Northern Santa Fe............................700            60,463
CSX Corp................................................900            38,025
                                                                 ------------
                                                                       98,488
                                                                 ------------
UTILITIES - 0.5%
Central ME Power Co...................................1,800            20,925
Cinergy Corp............................................800            26,700
DTE Energy Co.........................................1,300            42,088
El Paso Natural Gas Co..................................900            45,450
Entergy Corp..........................................1,400            38,850
GPU Inc...............................................1,100            36,987
MCI Communications Corp...............................2,000            65,375
Peco Energy Co........................................1,700            42,925
Sprint Corp...........................................1,300            51,837
Unicom Corp...........................................1,400            37,975
                                                                 ------------
                                                                      409,112
                                                                 ------------
TOTAL COMMON STOCKS........................................         6,017,929
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS - 0.5%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................            85,086
United States Treasury Bills
  4.00% due 1/2/97(##).....................................           298,385
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................           383,471
                                                                 ------------
TOTAL LARGE CAP VALUE......................................         6,401,400
                                                                 ------------

SMALL CAP GROWTH--18.6%
-----------------------------------------------------------------------------
 COMMON STOCKS--16.9%
-----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.7%
Carbide/Graphite Group Inc.*.........................15,900           312,037
Intertape Polymer Group Inc..........................12,550           288,650
                                                                 ------------
                                                                      600,687
                                                                 ------------
CAPITAL GOODS - 1.1%
Blount International Inc..............................7,650           293,569
Epic Design Technology Inc.*.........................11,800           295,000
Hardinge Bros. Inc...................................11,100           295,538
                                                                 ------------
                                                                      884,107
                                                                 ------------
CONSUMER BASICS - 3.3%
American Homepatient Inc.*...........................12,000           327,000
Consolidated Cigar Holdings Inc.*....................11,650           288,337
Cytyc Corp.*.........................................13,000           351,000
ESC Medical Systems Ltd.*............................10,550           269,025
NCS Healthcare Inc.*.................................11,400           332,025
Performance Food Group Co.*..........................19,800           306,900
Physician Sales & Services Inc.*.....................20,800           299,000
Vivus*................................................8,100           293,625
Worthington Foods Inc................................14,133           268,527
                                                                 ------------
                                                                    2,735,439
                                                                 ------------
CONSUMER NON-DURABLES - 0.2%
Micro Warehouse Inc.*................................10,600           124,550
                                                                 ------------
CONSUMER SERVICES - 1.1%
Anchor Gaming*........................................7,850           315,962
Regal Cinemas Inc.*...................................9,950           305,962
Toy Biz Inc.*........................................16,300           317,850
                                                                 ------------
                                                                      939,774
                                                                 ------------
ENERGY - 0.7%
Giant Industries Inc.................................19,200           268,800
Lomak Pete Inc.......................................17,300           296,262
                                                                 ------------
                                                                      565,062
                                                                 ------------
FINANCE - 0.4%
Interwest Bancorp Inc.*...............................9,150           295,087
                                                                 ------------
GENERAL BUSINESS - 1.8%
Atlantic Tele Network Inc............................18,500           282,125
Heftel Broadcasting Corp.*............................9,600           302,400
Lamar Advertising Co.*...............................12,350           299,487
Macromedia Inc.*.....................................15,800           284,400
Remedytemp*..........................................17,600           303,600
                                                                 ------------
                                                                    1,472,012
                                                                 ------------
MISCELLANEOUS - 4.5%
Carson Inc.*.........................................21,600           299,700
Film Roman Inc.*.....................................38,600           294,325
Forensic Technologies Intl. Corp.*....................1,100            10,725
Forrester Resh Inc.*..................................1,300            33,475
Gadzooks Inc.*.......................................15,550           283,787
Integrated Living Communities Inc.*..................33,600           193,200
Mastech Corp.*.......................................16,950           322,050
Metro Networks Inc.*.................................13,550           342,137
Midway Games Inc.....................................15,900           321,975
Panavision Inc.*.....................................13,750           285,313
PLD Telekom Inc.*....................................42,550           260,619
Polycom Inc.*........................................17,800            86,775
Sirrom Cap Corp.......................................8,050           295,838
Snyder Communications Inc.*..........................12,100           326,700
Suburban Lodges of America Inc.*.....................19,450           311,200
                                                                 ------------
                                                                    3,667,819
                                                                 ------------
SHELTER - 0.4%
Champion Enterprises Inc.*...........................15,450           301,275
                                                                 ------------
TECHNOLOGY - 2.7%
Activision Inc.*.....................................21,900           281,963
Dupont Photomasks Inc.*...............................6,650           301,744
Inso Corp.*...........................................7,600           302,100
Network General Corp.*................................9,850           297,963
Phoenix Technology Ltd.*.............................18,500           298,313
S3 Inc.*.............................................17,550           285,188
Silicon Valley Research Inc.*.........................6,950            13,900
Triquint Semiconductor Inc.*..........................6,959           183,544
Uniphase Corp.*.......................................5,900           309,750
                                                                 ------------
                                                                    2,274,465
                                                                 ------------
TOTAL COMMON STOCKS........................................        13,860,277
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS - 1.7%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................           319,002
United States Treasury Bills
  4.00% due 1/2/97(##).....................................         1,118,688
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................         1,437,690
                                                                 ------------
TOTAL SMALL CAP GROWTH.....................................        15,297,967
                                                                 ------------

SMALL CAP VALUE--18.0%
-----------------------------------------------------------------------------
 COMMON STOCKS--17.3%
-----------------------------------------------------------------------------
BASIC INDUSTRIES - 0.6%
Keystone Cons Inds Inc.*..............................5,800            47,850
Oil Dri Corp. of America.............................30,000           450,000
                                                                 ------------
                                                                      497,850
                                                                 ------------
CAPITAL GOODS - 2.4%
Cognex Corp.*........................................13,000           240,500
Commercial Intertech Corp............................27,600           376,050
D.R. Horton Inc.*....................................30,500           331,687
Esco Elects Corp.*...................................56,000           560,000
United Industrial Corp...............................79,000           464,125
                                                                 ------------
                                                                    1,972,362
                                                                 ------------
CONSUMER BASICS - 3.2%
Ekco Group Inc.*....................................123,800           541,625
Health Images Inc....................................20,100           334,162
Matrix Pharmaceuticals*..............................38,000           232,750
Nash Finch Co........................................21,000           446,250
RLI Corp..............................................9,600           320,400
Schweitzer Mauduit Intl. Inc.........................13,500           426,937
Stanhome Inc.........................................13,000           344,500
                                                                 ------------
                                                                    2,646,624
                                                                 ------------
CONSUMER DURABLE GOODS - 1.0%
Flexsteel Industries Inc.............................11,000           143,000
Oshkosh Truck Corp...................................30,600           325,125
West Inc.............................................12,600           355,950
                                                                 ------------
                                                                      824,075
                                                                 ------------
CONSUMER NON-DURABLES - 0.4%
Little Switzerland Inc.*.............................40,000           182,500
Syms Corp.*..........................................16,200           137,700
                                                                 ------------
                                                                      320,200
                                                                 ------------
CONSUMER SERVICES - 0.6%
Aztar Corp.*.........................................72,900           510,300
                                                                 ------------
ENERGY - 1.0%
Total Pete North America Ltd.........................41,500           430,563
Wiser Oil Co. Del....................................17,700           349,575
                                                                 ------------
                                                                      780,138
                                                                 ------------
FINANCE - 1.2%
Allied Life Finl Corp.................................9,500           166,250
BankAtlantic Bancorp Inc................................900            12,037
Financial Securities Assurance Hlds. Ltd.............13,000           427,375
GA Financial Inc......................................7,600           114,950
Guaranty Natl Corp...................................13,700           229,475
Harleysville Group Inc................................1,200            36,600
                                                                 ------------
                                                                      986,687
                                                                 ------------
GENERAL BUSINESS - 0.7%
Ennis Business Forms Inc.............................47,500           534,375
                                                                 ------------
MISCELLANEOUS - 1.9%
American Bldgs Co.*..................................16,000           382,000
Bank Plus Corp.*.....................................14,000           161,000
Everen Capital Corp...................................2,700            60,413
Farm Family Holdings Inc.*...........................15,800           308,100
FBL Financial Group Inc..............................10,700           266,163
GCR Holdings Ltd.....................................11,000           244,750
Haskel International Inc.............................10,000            76,250
Symons Intl Group Inc.*...............................1,400            23,450
Wilshire Finl Svcs Group Inc.*........................2,000            32,500
                                                                 ------------
                                                                    1,554,626
                                                                 ------------
SHELTER - 2.8%
Ameron Intl. Corp.....................................5,600           289,100
Beazer Homes USA Inc.*...............................25,000           462,500
Butler Mfg. Co. Del...................................3,600           145,800
Morgan Products Ltd.*................................67,000           494,125
Ryland Group Inc.....................................34,100           468,875
US Homes Corp.*......................................15,600           405,600
                                                                 ------------
                                                                    2,266,000
                                                                 ------------
TECHNOLOGY - 0.6%
Mapinfo Corp.*........................................4,500            50,063
Symantec Corp.*.......................................5,000            72,500
Tekelec Inc.*.........................................4,500            70,875
Watkins Johnson Co...................................13,500           330,750
                                                                 ------------
                                                                      524,188
                                                                 ------------
TRANSPORTATION - 0.9%
Fritz Comp. Inc.*....................................42,800           545,700
Kenan Trans Co.......................................10,000           190,000
                                                                 ------------
                                                                      735,700
                                                                 ------------
TOTAL COMMON STOCKS........................................        14,153,125
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS - 0.7%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................           133,404
United States Treasury Bills
  4.00% due 1/2/97(##).....................................           467,829
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................           601,233
                                                                 ------------
TOTAL SMALL CAP VALUE......................................        14,754,358
                                                                 ------------

INTERNATIONAL EQUITY--37.4%
-----------------------------------------------------------------------------
 COMMON STOCKS--33.6%
-----------------------------------------------------------------------------
AUSTRIA - 0.5%
Bohler Uddeholm.......................................5,800           415,108
                                                                 ------------
AUSTRALIA - 1.3%
Australia & New Zealand Bank Group...................56,600           356,759
Pioneer Intl  Ltd...................................136,600           407,161
Quantas Airways.....................................163,500           272,912
                                                                 ------------
                                                                    1,036,832
                                                                 ------------
CANADA - 1.1%
Bank N S Halifax......................................5,800           194,209
Canadian Imperial Bank Toronto........................5,200           229,562
Imasco Ltd............................................6,000           147,229
Noranda Inc..........................................16,300           363,664
                                                                 ------------
                                                                      934,664
                                                                 ------------
FINLAND - 0.6%
UPM Kymmene Oy.......................................24,200           507,674
                                                                 ------------
FRANCE - 2.1%
Elf Aquitaine.........................................3,350           304,945
Lafarge...............................................8,125           487,484
Pernod Ricard........................................11,375           629,204
Usinor Sacilor.......................................20,300           295,394
                                                                 ------------
                                                                    1,717,027
                                                                 ------------
GERMANY - 0.9%
Bayer AG..............................................3,450           140,798
Commerzbank AG.......................................23,750           603,474
                                                                 ------------
                                                                      744,272
                                                                 ------------
GREAT BRITAIN - 7.6%
Abbey National.......................................34,700           454,185
Bat Industries.......................................67,300           558,047
British Gas..........................................41,000           157,341
BTR.................................................149,900           731,909
Coats Viyella.......................................239,000           548,672
Commercial Union.....................................35,000           410,742
Hanson..............................................243,500           342,076
Hillsdown Holdings..................................160,200           548,912
Hyder................................................45,800           585,349
Imperial Tobacco......................................5,100            33,027
Lex Service..........................................93,000           505,071
Powergen.............................................47,100           461,559
Redland..............................................83,700           529,130
Safeway..............................................46,900           323,808
                                                                 ------------
                                                                    6,189,828
                                                                 ------------
HONG KONG - 2.9%
Dickson Concept Inc..................................75,333           282,456
Hang Lung Development Co............................151,000           331,890
Hong Kong Telecomm..................................289,200           465,517
HSBC Holdings........................................12,800           273,890
Manhattan Card Co...................................948,000           481,078
New World Development Co.............................52,000           351,283
Sth China Morn Post.................................253,000           209,348
                                                                 ------------
                                                                    2,395,462
                                                                 ------------
IRELAND - 0.7%
Smurfit.............................................176,000           535,367
                                                                 ------------
JAPAN - 4.4%
Daiwa House Inds.....................................23,000           295,916
Koito Mfg. Co........................................26,000           173,992
MOS Food Services....................................17,000           337,622
Nichicon Corp........................................26,000           300,838
Nintendo Co...........................................4,100           293,489
Nippon Fire & Marine.................................67,000           303,730
Promise Co...........................................10,000           492,185
Sekisui Chemical.....................................30,000           303,083
Sony Corp.............................................5,500           360,461
Suzuki Motor Corp....................................43,000           393,576
Yodogawa Steelworks..................................56,000           340,903
                                                                 ------------
                                                                    3,595,795
                                                                 ------------
MALAYSIA - 0.8%
Arab Malaysian Finance...............................53,000           295,902
Kedah Cement Holdings................................70,000           138,586
Malaysian International Shipping.....................83,000           246,486
                                                                 ------------
                                                                      680,974
                                                                 ------------
NETHERLANDS - 3.4%
Akzo Nobel NV.........................................4,240           579,577
ABN Amro Holdings  NV.................................7,900           514,312
Fortis Amev NV........................................4,570           160,142
Hollandsche Beton.....................................2,455           508,917
Ing Groep NV.........................................16,500           594,440
Kon PTT Nederland....................................11,970           456,891
                                                                 ------------
                                                                    2,814,279
                                                                 ------------
NEW ZEALAND - 0.8%
Fletcher Challenge(Building).........................76,000           233,722
Fletcher Challenge(Paper)...........................187,000           384,708
                                                                 ------------
                                                                      618,430
                                                                 ------------
NORWAY - 1.1%
Kvaerner ASA.........................................10,500           506,006
Nycomed..............................................24,035           365,574
                                                                 ------------
                                                                      871,580
                                                                 ------------
SPAIN - 1.4%
Banco Santander SA....................................8,000           512,074
Repsol SA............................................15,900           609,913
                                                                 ------------
                                                                    1,121,987
                                                                 ------------
SWEDEN - 0.4%
Marieberg Tidnings...................................13,600           333,025
                                                                 ------------
SWITZERLAND - 3.1%
Forbo Hldg............................................1,255           506,313
Nestle SA...............................................465           499,219
Schw Ruckversicher......................................540           576,511
Sig Schw Ind HG AG......................................195           493,874
Sulzer AG...............................................940           502,832
                                                                 ------------
                                                                    2,578,749
                                                                 ------------
UNITED STATES - 0.5%
Jardine Matheson.....................................60,400           398,640
                                                                 ------------
TOTAL COMMON STOCKS........................................        27,489,693
                                                                 ------------

                                                  PRINCIPAL
ISSUER                                               AMOUNT          VALUE
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 FIXED INCOME - 0.1%
-----------------------------------------------------------------------------
New World China Fin Ltd.
  4.00% due 12/31/99.................................91,000            90,890
                                                                 ------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS - 3.7%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................           678,281
United States Treasury Bills
  4.00% due 1/2/97(##).....................................         2,378,625
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................         3,056,906
                                                                 ------------
TOTAL INTERNATIONAL EQUITY.................................        30,637,489
                                                                 ------------

                                                  PRINCIPAL
ISSUER                          CURRENCY             AMOUNT          VALUE
-----------------------------------------------------------------------------

INTERNATIONAL BOND--12.4%
-----------------------------------------------------------------------------
 FIXED INCOME--9.3%
-----------------------------------------------------------------------------
AUSTRIA - 0.1%
Republic of Austria
  7.625% due 10/18/04............   ATS             700,000            72,208
                                                                 ------------
BELGIUM - 0.2%
Belgium (Kingdom)
  9.00% due 3/28/03..............   BF            2,300,000            87,070
Belgium (Kingdom)
  8.50% due 10/01/07.............   BF            3,000,000           112,852
                                                                 ------------
                                                                      199,922
                                                                 ------------
CANADA - 1.3%
Canadian Government
  6.25% due 9/15/98..............   CAD             800,000           604,747
Canadian Government
  9.00% due 12/01/04.............   CAD             500,000           428,248
                                                                 ------------
                                                                    1,032,995
                                                                 ------------
DENMARK - 0.2%
Denmark (Kingdom)
  8.00% due 5/15/03..............   DKK             800,000           150,431
                                                                 ------------
FRANCE - 0.4%
Government of France
  8.25% due 2/27/04..............   FRF             100,000            22,589
Government of France
  7.75% due 10/25/05.............   FRF           1,220,000           269,277
                                                                 ------------
                                                                      291,866
                                                                 ------------
GERMANY - 1.0%
Germany (Fed) Rep
  7.125% due 12/20/02............   DEM             550,000           392,913
Treuhandanstalt
  6.875% due 6/11/03.............   DEM             640,000           450,262
                                                                 ------------
                                                                      843,175
                                                                 ------------
GREAT BRITAIN - 1.0%
Treasury
  8.00% due 12/7/00..............   GBP             200,000           352,065
Treasury
  6.75% due 11/26/04.............   GBP              20,000            33,033
Treasury
  8.50% due 12/7/05..............   GBP             230,000           419,773
                                                                 ------------
                                                                      804,871
                                                                 ------------
ITALY - 0.5%
Republic of Italy
  9.187% due 9/01/05.............   ITL         550,000,000           433,257
                                                                 ------------
JAPAN - 1.9%
Japan
  5.50% due 3/20/02..............   JPY         110,000,000         1,121,181
Japan
  4.50% due 6/20/03..............   JPY          45,000,000           441,918
                                                                 ------------
                                                                    1,563,099
                                                                 ------------
NETHERLANDS - 1.3%
Dutch Government
  6.25% due 7/15/98..............   NLG           1,600,000           965,653
Dutch Government
  5.75% due 1/15/04..............   NLG             100,000            59,195
                                                                 ------------
                                                                    1,024,848
                                                                 ------------
NEW ZEALAND - 0.4%
New Zealand Government
  8.00% due 2/15/01..............   NED             100,000            73,100
New Zealand Government
  8.00%  due 4/15/04.............   NED              80,000            59,698
New Zealand Government
  8.00% due 11/15/06.............   NED             210,000           155,059
                                                                 ------------
                                                                      287,857
                                                                 ------------
SPAIN - 0.5%
Government of Spain
  10.25% due 11/30/98............   ESP          22,000,000           183,043
Government of Spain
  10.90% due 8/30/03.............   ESP          19,500,000           185,515
Government of Spain
  10.00% due 2/28/05.............   ESP          10,000,000            92,671
                                                                 ------------
                                                                      461,229
                                                                 ------------
SWEDEN - 0.5%
Sweden (Kingdom)
  11.00% due 1/21/99.............   SEK           2,700,000           445,007
                                                                 ------------
TOTAL FIXED INCOME.........................................         7,610,765
                                                                 ------------

                                                  PRINCIPAL
ISSUER                                               AMOUNT          VALUE
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS - 2.5%
-----------------------------------------------------------------------------
Caisse D. Amotissement
  5.40% due 1/27/97..............                  $300,000           298,875
Canadian Treasury Bill
  5.36% due 2/12/97..............                  $300,000           298,169
Electricite de France
  5.35% due 1/6/97...............                  $200,000           199,881
Lilly Eli & Co.
  5.35% due 2/27/97..............                  $300,000           297,503
Mobil Australia Finance Co.
  5.40% due 1/2/97...............                  $250,000           250,000
Queensland Treasury Corp.
  5.38% due 2/18/97..............                  $300,000           297,893
Sanwa Repurchase Agreement
  6.00% due 1/2/97(+)......................................            84,229
United States Treasury Bills
  4.00% due 1/2/97(##).....................................           295,131
United States Treasury Bills
  5.01% due 3/6/97.........................................             9,913
                                                                 ------------
TOTAL SHORT-TERM OBLIGATIONS...............................         2,031,594
                                                                 ------------

-----------------------------------------------------------------------------
 INTERNATIONAL BOND OPTIONS - 0.6%
-----------------------------------------------------------------------------
Purchased calls
AST 250,000 Australian Government Bonds
  @ 102.60 exp. date 3/6/97................................            17,695
CAD 300,000 Canadian Government Bonds
  @ 94.32 exp. date 1/14/97................................            26,418
CAD 900,000 Canadian Government Bonds
  @ 94.27 exp. date 1/15/97................................            79,491
CAD 400,000 Canadian Government Bonds
  @ 96.15 exp. date 2/20/97................................            28,312
CAD 900,000 Canadian Government Bonds
  @ 96.05 exp. date 3/12/97................................            62,855
CAD 700,000 Canadian Government Bonds
  @ 95.25 exp. date 3/12/97................................            52,951
CAD 600,000 Canadian Government Bonds
  @ 96.30 exp. date 3/13/97................................            40,632
JYP 39,000,000 Japanese Government Bonds
  @ 104.93 exp. date 1/10/97...............................            39,121
NLG 1,200,000 Netherland Guilder Government Bonds
  @ 93.569 exp. date 1/13/97...............................            73,592
SEK 5,500,000 Swedish Government Bonds
  @ 99.67 exp. date 2/13/97................................            96,420
                                                                 ------------
TOTAL INTERNATIONAL BOND OPTIONS...........................           517,487
                                                                 ------------
TOTAL INTERNATIONAL BOND...................................        10,159,846
                                                                 ------------

SHORT-TERM--5.0%
-----------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS--5.0%
-----------------------------------------------------------------------------
Sanwa Repurchase Agreement
  6.00%  due 1/2/97(+).....................................           904,454
United States Treasury Bills
  4.00%  due 1/2/97(##)....................................         3,171,778
                                                                 ------------
TOTAL SHORT-TERM...........................................         4,076,232
                                                                 ------------
TOTAL INVESTMENTS
  (Identified Cost $84,238,122)......................106.9%        87,629,505
OTHER ASSETS, LESS LIABILITIES........................(6.9)        (5,628,052)
                                                     -----        -----------
TOTAL NET ASSETS.....................................100.0%       $82,001,453
                                                     =====        ===========

  * Non income producing
 (+)The Portfolio owns in aggregate Sanwa Repurchase Agreements due 6.00% 1/2/97 valued at $2,281,000, collateralized by $2,281,000 U.S. Treasury Bonds, 7.875% due 2/15/21, portions of which are listed separately by each Asset Class.
(##)The Portfolio owns in aggregate in U.S. Treasury Bills 4.00% due 1/02/97 valued at $7,998,865, portions of which are listed separately by each Asset Class.
(++)The Portfolio owns in aggregate 3,100 shares in Deere & Co., valued at $125,937 and 5,500 shares of Federal Home Mortgage Association, valued at $204,875. See notes to financial statements

ASSET ALLOCATION PORTFOLIO 500
-------------------------------------------------------------------------------

FUTURES CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1996 ARE AS FOLLOWS:

                                                                    NUMBER OF    EXPIRATION       UNREALIZED
          CONTRACTS                                                 CONTRACTS       DATE           GAIN/LOSS
          ---------                                                 ---------    ----------       ----------
French Bond--10 Year (Buy).........................................   1          March 1997        $  674

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT DECEMBER 31, 1996 ARE AS FOLLOWS:
                                                                                                  UNREALIZED
                                                       MARKET      AGGREGATE    DELIVERY DATE    APPRECIATION
                CURRENCY               COUNTRY          VALUE     FACE VALUE     OF CONTRACT    (DEPRECIATION)
           ------------------      --------------    ---------    ----------    -------------   -------------
Dollar (Buy)........................   Australia     $ 138,246    $ 137,539     January 1997       $    707
Dollar (Sell).......................   Australia        38,409       38,118     January 1997           (291)
Shilling (Buy)......................   Austria          27,810       27,838     March 1997              (28)
Shilling (Sell).....................   Austria           6,952        6,959     March 1997                7
Franc (Buy).........................   Belgium          61,854       61,761     March 1997               92
Dollar (Sell).......................   Canada          672,979      692,607     February 1997        19,628
Dollar (Sell).......................   Canada          616,660      617,973     March 1997            1,313
Krone (Buy).........................   Denmark          56,064       56,255     January 1997           (191)
Krone (Sell)........................   Denmark          38,735       39,288     January 1997            553
Markka (Buy)........................   Finland          43,559       44,346     January 1997           (787)
Franc (Buy).........................   France          467,725      468,080     March 1997             (355)
Mark (Buy)..........................   Germany           5,855        6,000     January 1997           (145)
Mark (Sell).........................   Germany          37,731       38,590     January 1997            858
Mark (Buy)..........................   Germany         906,974      895,805     March 1997           11,170
Mark (Sell).........................   Germany         425,430      422,384     March 1997           (3,045)
Mark (Sell).........................   Germany          76,095       78,111     May 1997              2,016
Sterling (Buy)......................   Great Britain   909,945      903,422     January 1997          6,523
Sterling (Sell).....................   Great Britain   814,896      789,179     January 1997        (25,717)
Rupiah (Buy)........................   Indonesia        67,604       66,809     March 1997              795
Rupiah (Sell).......................   Indonesia        67,604       66,736     March 1997             (868)
Lira (Buy)..........................   Italy           637,579      634,695     January 1997          2,884
Yen (Buy)...........................   Japan         1,078,781    1,119,582     January 1997        (40,802)
Yen (Sell)..........................   Japan            25,184       25,876     January 1997            691
Yen (Buy)...........................   Japan         1,376,680    1,394,595     February 1997       (17,914)
Peso (Buy)..........................   Mexico           59,091       58,629     January 1997            462
Peso (Sell).........................   Mexico           60,430       60,430     January 1997             --
Guilder (Sell)......................   Netherlands     268,650      266,245     January 1997         (2,405)
Dollar (Sell).......................   New Zealand      86,125       86,129     January 1997              4
Dollar (Sell).......................   New Zealand      97,963       98,321     February 1997           358
Dollar (Sell).......................   New Zealand     106,667      106,962     May 1997                295
Peseta (Buy)........................   Spain           250,596      250,596     January 1997             --
Peseta (Sell).......................   Spain           469,803      471,385     January 1997          1,582
Peseta (Buy)........................   Spain           578,981      577,186     March 1997            1,795
Krona (Sell)........................   Sweden        1,145,906    1,180,309     January 1997         34,403
Krona (Sell)........................   Sweden           11,165       11,213     February 1997            48
Franc (Buy).........................   Switzerland     373,782      370,335     January 1997          3,447
Franc (Sell)........................   Switzerland     373,782      394,017     January 1997         20,234
Franc (Sell)........................   Switzerland     375,244      371,747     February 1997        (3,497)
                                                                                                   --------
                                                                                                   $ 13,820
                                                                                                   ========

ASSET ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 1996

                                                                          ASSET          ASSET         ASSET           ASSET
                                                                       ALLOCATION     ALLOCATION    ALLOCATION      ALLOCATION
                                                                     PORTFOLIO 200  PORTFOLIO 300  PORTFOLIO 400  PORTFOLIO 500
                                                                     -------------  -------------  -------------  -------------
ASSETS:
Investments, at value (Note1A) (Identified Cost, $104,794,210
  $198,800,135, $253,889,565 and $84,238,122, respectively)           $107,645,337  $206,314,240  $266,669,296    $ 87,629,505
                                                                      ------------  ------------  ------------    ------------
Foreign currency, (cost $65,469, $142,141, $337,283 and $88,891,
  respectively) at value................................                    65,962       157,635       340,045          89,612
Cash....................................................                       957           343           956             974
Receivable for securities sold..........................                11,259,286    21,038,253    24,747,899       5,236,419
Receivable for forward contracts........................                   259,511       462,553       572,470         109,865
Dividend receivable.....................................                    35,560        99,128       183,053          72,231
Interest receivable.....................................                 1,065,945     1,988,871     2,121,397         360,212
Receivable from sub-administrator (Note 5)..............                    89,472            --            --          56,679
Other Assets............................................                       733         3,806        17,642          14,473
                                                                      ------------   ------------ ------------     ------------
  Total Assets..........................................               120,422,763   230,064,829   294,652,758      93,569,970
                                                                      ------------   ------------ ------------     ------------
LIABILITIES:
Payable for securities purchased........................                18,982,386    37,317,567    47,495,098      11,363,650
Payable for forward contracts...........................                   236,187       442,103       552,864          96,045
Payable for daily variation on future contracts.........                     2,079         1,291         1,291             258
Management fee payable (Note 2).........................                        --            --       132,692              --
Accrued expenses........................................                   120,154       253,614       292,963         101,501
Other Liabilities.......................................                     6,888        15,674        25,704           7,063
                                                                      ------------   ------------ ------------     ------------
  Total Liabilities.....................................                19,347,694    38,030,249    48,500,612      11,568,517
                                                                      ------------   ------------ ------------     ------------
NET ASSETS..............................................              $101,075,069  $192,034,580  $246,152,146     $82,001,453
                                                                      ============  ============  ============     ===========
REPRESENTED BY:
Paid-in capital.........................................              $101,075,069  $192,034,580  $246,152,146     $82,001,453
                                                                      ============  ============  ============     ===========

See notes to financial statements
ASSET ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                                                  SEPTEMBER 3,
                                                                                                                    1996* TO
                                                                                                                    DECEMBER 31
                                                                          JUNE 17,1996* TO DECEMBER 31, 1996          1996
                                                                     -------------------------------------------  -------------
                                                                          ASSET          ASSET         ASSET           ASSET
                                                                       ALLOCATION     ALLOCATION    ALLOCATION      ALLOCATION
                                                                     PORTFOLIO 200  PORTFOLIO 300  PORTFOLIO 400  PORTFOLIO 500
                                                                     -------------  -------------  -------------  -------------
INCOME:
Interest  (Note 1B)  (net of foreign tax of $13,574, $27,382,
  $34,254 and $4,920) ...........................................     $ 1,200,380   $ 1,883,180    $ 1,534,520   $   222,151
Dividends  (net of foreign tax of $6,979, $24,175,
  $60,556 and $18,061) ..........................................         170,007       492,811        924,020       253,212
                                                                      -----------   -----------    -----------   -----------
  Total income ..................................................       1,370,387     2,375,991      2,458,540       475,363
                                                                      -----------   -----------    -----------   -----------
EXPENSES:
Custodian fees and accounting fees ..............................         294,795       446,449        494,613       169,934
Management fees (Note 2) ........................................         197,989       385,745        495,484       103,638
Auditing services ...............................................          30,200        33,245         29,245        18,200
Legal services ..................................................          19,350        19,350         19,350         7,470
Trustees fees ...................................................           2,002         2,504          5,806         3,500
Miscellaneous ...................................................           2,017         2,844          3,283         1,685
                                                                      -----------   ------------   -----------   -----------
  Total expenses ................................................         546,353       890,137      1,047,781       304,427
Less aggregate amount waived by the Manager (Note 2) ............        (197,989)     (385,745)      (361,792)     (103,638)
Less expenses assumed by the Sub-Administrator (Note 5) .........         (89,472)        --             --          (56,679)
                                                                      -----------   -----------    -----------   -----------
Net expenses ....................................................         258,892       504,392        685,989       144,110
                                                                      -----------   -----------    -----------   -----------
Net investment income ...........................................       1,111,495     1,871,599      1,772,551       331,253
                                                                      -----------   -----------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from investments and
  foreign currency transactions .................................         328,852       756,606      1,371,474      (188,916)
Net change in unrealized appreciation (depreciation) ............       2,910,650     7,633,362     12,898,831     3,431,686
                                                                      -----------   -----------    -----------   -----------
Net realized and unrealized gain (loss) on investments
  and foreign currency ..........................................       3,239,502     8,389,968     14,270,305     3,242,770
                                                                      -----------   -----------    -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     $ 4,350,997   $10,261,567    $16,042,856   $ 3,574,023
                                                                      ===========   ===========    ===========   ===========

* Commencement of operations

                       See notes to financial statements

ASSET ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  SEPTEMBER 3,
                                                                                                                    1996* TO
                                                                                                                    DECEMBER 31
                                                                          JUNE 17,1996* TO DECEMBER 31, 1996          1996
                                                                     -------------------------------------------  -------------
                                                                          ASSET          ASSET         ASSET           ASSET
                                                                       ALLOCATION     ALLOCATION    ALLOCATION      ALLOCATION
                                                                     PORTFOLIO 200  PORTFOLIO 300  PORTFOLIO 400  PORTFOLIO 500
                                                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ...........................................    $  1,111,495  $  1,871,599   $  1,772,551   $   331,253
Net realized gain (loss) from investments
  and foreign currency transactions .............................         328,852       756,606      1,371,474      (188,916)
Net change in unrealized appreciation (depreciation)
  of investments ................................................       2,910,650     7,633,362     12,898,831     3,431,686
                                                                     ------------  ------------   ------------   -----------
  Net increase in net assets resulting from operations ..........       4,350,997    10,261,567     16,042,856     3,574,023
                                                                     ------------  ------------   ------------   -----------
CAPITAL TRANSACTIONS
 Proceeds from contributions ....................................      98,061,294   181,943,760    230,379,266    78,557,699
 Value of withdrawals ...........................................      (1,337,222)     (170,747)      (269,976)     (130,269)
                                                                     ------------  ------------   ------------   -----------
  Net increase in net assets from capital transactions ..........      96,724,072   181,773,013    230,109,290    78,427,430
                                                                     ------------  ------------   ------------   -----------
NET INCREASE IN NET ASSETS ......................................     101,075,069   192,034,580    246,152,146    82,001,453
NET ASSETS:
Beginning of period .............................................          --            --             --             --
                                                                     ------------  ------------   ------------   -----------
End of period ...................................................    $101,075,069  $192,034,580   $246,152,146   $82,001,453
                                                                     ============  ============   ============   ===========

*  Commencement of operations

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                                                                  SEPTEMBER 3,
                                                                                                                    1996* TO
                                                                                                                    DECEMBER 31
                                                                          JUNE 17,1996* TO DECEMBER 31, 1996          1996
                                                                     -------------------------------------------  -------------
                                                                          ASSET          ASSET         ASSET           ASSET
                                                                       ALLOCATION     ALLOCATION    ALLOCATION      ALLOCATION
                                                                     PORTFOLIO 200  PORTFOLIO 300  PORTFOLIO 400  PORTFOLIO 500
                                                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted) .......................      $101,075       $192,035       $246,152       $ 82,001
Ratio of expenses to average net assets .........................          0.85%+         0.85%+         0.90%+        0.90%+
Ratio of net investment income to average net assets ............          3.65%         +3.15%         +2.33%        +2.08%
Portfolio turnover ..............................................           147%           132%           130%           27%
Average commission rate per share (A) ...........................      $ 0.0019       $ 0.0027       $ 0.0024       $0.0029

Note: If Agents of the Portfolio had not voluntarily agreed to waive a portion of their fees, the Sub-Administrator not assumed expenses for the periods indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets ..................................          1.79%+         1.50%+         1.37%+        1.91%+
Net investment income to average net assets .....................          2.71%+         2.50%+        1.86%+         1.07%+

(A)The average commission rate paid is applicable for funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged.
 + Annualized
 * Commencement of operations

See notes to financial statements

ASSET ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
     Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500 (the "Portfolios") are each a separate series of Asset Allocation Portfolios (the "Trust") which are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company which is organized as a trust under the laws of the State of New York. The Declaration of the Trust permits the Trustees to issue beneficial interest in the Portfolios. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Portfolios. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolios' Sub-Administrator.

     The financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolios are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Reclaims of recoverable foreign taxes are the responsibility of the qualified investors.

C. FOREIGN CURRENCY TRANSLATION -- The accounting records of each of the Portfolios, are maintained in U.S. dollars. For each of the Portfolios Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the amount actually received or paid.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each of the Portfolios may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Portfolios could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

E. U.S. FEDERAL TAXES -- Each of the Portfolios is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.

F. EXPENSES -- Each Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the average net assets of each Portfolio, except when allocations of direct expenses to each Portfolio can otherwise be made fairly. Expenses directly attributable to a Portfolio are charged to that Portfolio.

G. FUTURES CONTRACTS -- The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

H. PURCHASED OPTIONS -- The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolios' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which the Portfolios has purchased expires on the stipulated expiration date, the Portfolios will realize a loss in the amount of the cost of the option. When the Portfolios enter into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it will realize a gain or loss from sale of the underlying security and the proceed from such sale will be decreased by the premium originally paid. When the Portfolios exercises a call option, the cost of the security which the Portfolios purchases upon exercise will be increased by the premium originally paid.

I. OTHER -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

(2) MANAGEMENT FEES
     Citibank is responsible for overall management of the Portfolios' business affairs, and has a separate Management Agreement with each of the Portfolios. Citibank also provides certain administrative services to the Portfolios. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG.

     The management fees paid to Citibank, is accrued daily and computed at the following annual rate of average daily net assets:

     Asset Allocation Portfolio 200........................  0.65%
     Asset Allocation Portfolio 300........................  0.65%
     Asset Allocation Portfolio 400........................  0.65%
     Asset Allocation Portfolio 500........................  0.65%

     The management fee paid to Citibank for Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500 amounted to $197,989, $385,745, $495,484 and $103,638, respectively, of which all were voluntarily waived except for Asset Allocation Portfolio 400, of which $361,792 was voluntarily waived for the period ended December 31, 1996. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

(3)  PURCHASES AND SALES OF INVESTMENTS
     Purchases and sales of securities, other than short-term obligations, for the period ended December 31, 1996, were as follows:


                                               PURCHASES        SALES
Asset Allocation
  Portfolio 200............................. $154,529,540  $ 67,670,386
Asset Allocation
  Portfolio 300............................. $328,178,129  $139,240,180
Asset Allocation
  Portfolio 400............................. $413,709,042  $178,709,042
Asset Allocation
  Portfolio 500............................. $ 90,953,182  $ 13,724,027


(4)  FEDERAL INCOME TAX BASIS OF INVESTMENTS
     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1996, as computed on a federal income tax basis, are as follows:


ASSET ALLOCATION PORTFOLIO 200
  Aggregate Cost......................................   $ 104,818,418
                                                         =============
  Gross unrealized appreciation.......................   $   4,024,403
  Gross unrealized depreciation.......................      (1,197,484)
                                                         -------------
  Net unrealized appreciation/
    depreciation......................................   $   2,826,919
                                                         =============

ASSET ALLOCATION PORTFOLIO 300
  Aggregate Cost......................................   $ 198,836,308
                                                         =============
  Gross unrealized appreciation.......................   $  10,479,879
  Gross unrealized depreciation.......................      (3,001,947)
                                                         -------------
  Net unrealized appreciation/
    depreciation......................................   $   7,477,932
                                                         =============

ASSET ALLOCATION PORTFOLIO 400
  Aggregate Cost......................................   $ 253,922,953
                                                         =============
  Gross unrealized appreciation.......................   $  17,890,223
  Gross unrealized depreciation.......................      (5,143,880)
                                                         -------------
  Net unrealized appreciation/
    depreciation......................................   $  12,746,343
                                                         =============

 ASSET ALLOCATION PORTFOLIO 500
  Aggregate Cost......................................   $  84,253,343
                                                         =============
  Gross unrealized appreciation.......................   $   5,448,526
  Gross unrealized depreciation.......................      (2,072,364)
                                                         -------------
  Net unrealized appreciation/
    depreciation......................................   $   3,376,162
                                                         =============
(5)  ASSUMPTION OF EXPENSES
     SFG has voluntarily agreed to pay a portion of the expenses for the period ended December 31, 1996. The amounts are as follows:

     Asset Allocation Portfolio 200  $89,472
     Asset Allocation Portfolio 500  $56,679

(6)  LINE OF CREDIT
     The Portfolios, along with other Landmark Funds, entered into an agreement with a bank which allows the Portfolios collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1996, the commitment fee was allocated as follows:

     Asset Allocation Portfolio 200                       $72
     Asset Allocation Portfolio 300                      $143
     Asset Allocation Portfolio 400                      $175
     Asset Allocation Portfolio 500                       $35

     Since the line of credit was established, there have been no borrowings.

ASSET ALLOCATION PORTFOLIOS
--------------------------------------------------------------------------------
INDEPENDENT AUDITOR'S REPORT


TO THE TRUSTEES AND THE INVESTORS OF ASSET ALLOCATION PORTFOLIO 200, ASSET ALLOCATION PORTFOLIO 300, ASSET ALLOCATION PORTFOLIO 400 AND ASSET ALLOCATION PORTFOLIO 500 (THE "PORTFOLIO"):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Portfolios as at December 31, 1996, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. The financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at December 31, 1996, by correspondence with the custodian, and the application of alternative auditing procedures where confirmations from brokers were not received provides a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolios as at December 31, 1996, the results of each of their operations and the changes in each of their net assets and each of their financial highlights for the period from commencement of operations to December 31, 1996, in accordance with U.S. generally accepted accounting principles.




PRICE WATERHOUSE

Chartered Accountants
Toronto, Ontario
February 4, 1997